AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 54.6%
Common Stocks — 16.9%
Australia — 0.4%
Ansell Ltd.	15,250	$ 252,569
Aristocrat Leisure Ltd.	55,557	722,316
AusNet Services	110,985	116,235
Australia & New Zealand Banking Group Ltd.	27,166	283,355
BHP Group Ltd.	31,384	556,450
BHP Group PLC	8,526	131,911
Brambles Ltd.	36,311	234,910
Coca-Cola Amatil Ltd.	2,181	11,857
Cochlear Ltd.	2,294	262,855
Coles Group Ltd.	2,221	20,633
Computershare Ltd.	11,041	65,738
CSL Ltd.	2,842	509,912
Evolution Mining Ltd.	12,492	29,276
Flight Centre Travel Group Ltd.	1,596	10,461
IDP Education Ltd.	4,845	33,628
Macquarie Group Ltd.	9,347	486,451
National Australia Bank Ltd.	29,277	298,744
Northern Star Resources Ltd.	2,087	13,462
Orica Ltd.	10,595	99,276
OZ Minerals Ltd.	5,861	26,231
REA Group Ltd.	1,535	72,352
Rio Tinto Ltd.	602	30,896
Scentre Group, REIT	197,815	190,410
Sonic Healthcare Ltd.	8,237	122,640
Spark Infrastructure Group	61,782	73,645
Treasury Wine Estates Ltd.	12,787	78,524
Westpac Banking Corp.	23,886	241,417
Woodside Petroleum Ltd.	7,275	80,530
Woolworths Group Ltd.	5,672	122,356
		5,179,040
Austria — 0.0%
ANDRITZ AG	851	26,856
Erste Group Bank AG*	1,887	35,149
Vienna Insurance Group AG Wiener Versicherung Gruppe	422	7,869
voestalpine AG	788	15,982
Wienerberger AG	590	9,320
		95,176
Belgium — 0.0%
Anheuser-Busch InBev SA/NV	1,062	47,085
Galapagos NV*	321	63,870
Groupe Bruxelles Lambert SA	3,776	295,678
Sofina SA	51	10,366
Solvay SA	1,445	104,730
UCB SA	205	17,777
		539,506
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	23,716	162,622
Banco Bradesco SA	2,253	8,190
Cia de Locacao das Americas	3,700	7,534
CPFL Energia SA	8,349	43,383
Duratex SA	3,442	6,141
	Shares	Value
Common Stocks (continued)
Brazil (cont’d.)
Equatorial Energia SA	18,504	$ 62,142
Localiza Rent a Car SA	2,336	11,810
Magazine Luiza SA	3,922	29,724
Petroleo Brasileiro SA	24,206	66,104
Qualicorp Consultoria e Corretora de Seguros SA	3,125	14,386
TOTVS SA	1,200	10,739
Ultrapar Participacoes SA	48,062	116,638
WEG SA	44,193	284,578
		823,991
Canada — 0.5%
Agnico Eagle Mines Ltd.	1,281	51,138
Alimentation Couche-Tard, Inc. (Class B Stock)	3,251	76,580
Bank of Montreal	15,126	763,770
Bank of Nova Scotia (The)	7,753	316,610
BCE, Inc.	12,769	523,808
Bombardier, Inc. (Class B Stock)*	147,801	47,786
Brookfield Asset Management, Inc. (Class A Stock)	3,387	150,132
CAE, Inc.	1,445	18,267
Canadian Imperial Bank of Commerce	3,588	209,064
CCL Industries, Inc. (Class B Stock)	15,346	466,606
CGI, Inc.*	11,748	636,027
Descartes Systems Group, Inc. (The)*	251	8,634
Emera, Inc.	1,524	60,102
Franco-Nevada Corp.	1,275	127,391
Gibson Energy, Inc.	4,803	55,460
Great-West Lifeco, Inc.	1,703	29,418
Magna International, Inc.	1,678	53,549
Metro, Inc.	383	15,488
Nutrien Ltd.	13,617	465,511
Parkland Fuel Corp.	492	8,674
Pembina Pipeline Corp.	1,227	23,018
Quebecor, Inc. (Class B Stock)	6,492	143,513
Ritchie Bros. Auctioneers, Inc.	8,301	284,309
Rogers Communications, Inc. (Class B Stock)	3,688	153,935
Royal Bank of Canada	9,967	617,369
Shaw Communications, Inc. (Class B Stock)	7,300	118,425
Shopify, Inc. (Class A Stock)*	738	309,202
Stars Group, Inc. (The)*	14,080	287,943
Suncor Energy, Inc.	1,203	19,199
TFI International, Inc.	9,783	215,847
Toronto-Dominion Bank (The)	20,983	892,072
Wheaton Precious Metals Corp.	2,271	62,500
WSP Global, Inc.	545	30,950
		7,242,297
China — 0.8%
3SBio, Inc., 144A*	12,500	12,924
Alibaba Group Holding Ltd., ADR*	12,636	2,457,449
Angang Steel Co. Ltd. (Class H Stock)	57,200	15,009
Anhui Conch Cement Co. Ltd. (Class H Stock)	9,900	68,599
ANTA Sports Products Ltd.	2,000	14,596
A1

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
BAIC Motor Corp. Ltd. (Class H Stock), 144A	27,500	$ 10,826
Bank of China Ltd. (Class H Stock)	155,000	59,224
Bank of Communications Co. Ltd. (Class H Stock)	96,000	58,612
BBMG Corp. (Class H Stock)	94,000	23,322
BeiGene Ltd., ADR*	304	37,425
BOC Hong Kong Holdings Ltd.	168,000	464,067
BYD Electronic International Co. Ltd.	12,500	20,702
China Cinda Asset Management Co. Ltd. (Class H Stock)	113,000	21,318
China CITIC Bank Corp. Ltd. (Class H Stock)	84,000	41,450
China Construction Bank Corp. (Class H Stock)	479,000	389,321
China Dili Group*	36,200	8,527
China Everbright Bank Co. Ltd. (Class H Stock)	43,000	16,405
China Feihe Ltd., 144A*	8,000	14,237
China Galaxy Securities Co. Ltd. (Class H Stock)	55,500	26,742
China Lesso Group Holdings Ltd.	8,000	10,491
China Life Insurance Co. Ltd. (Class H Stock)	152,000	298,247
China Mobile Ltd.	13,000	97,284
China National Building Material Co. Ltd. (Class H Stock)	12,000	13,083
China Pacific Insurance Group Co. Ltd. (Class H Stock)	32,000	96,586
China Petroleum & Chemical Corp. (Class H Stock)	262,000	129,280
China Railway Group Ltd. (Class H Stock)	55,000	29,179
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	34,000	17,058
China Reinsurance Group Corp. (Class H Stock)	131,000	15,117
China Resources Cement Holdings Ltd.	32,000	38,010
China Resources Power Holdings Co. Ltd.	8,000	8,768
China Telecom Corp. Ltd. (Class H Stock)	66,000	20,046
China Unicom Hong Kong Ltd.	188,000	108,656
China Vanke Co. Ltd. (Class H Stock)	49,100	161,182
CITIC Securities Co. Ltd. Class H Stock	22,000	39,936
CNOOC Ltd.	668,000	712,723
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	34,000	18,235
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	62,000	17,026
Country Garden Services Holdings Co. Ltd.	22,000	88,788
Dali Foods Group Co. Ltd., 144A	59,000	41,092
Datang International Power Generation Co. Ltd. (Class H Stock)	22,000	2,935
	Shares	Value
Common Stocks (continued)
China (cont’d.)
ENN Energy Holdings Ltd.	15,000	$ 144,666
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	4,400	14,103
Geely Automobile Holdings Ltd.	8,000	11,662
GF Securities Co. Ltd. (Class H Stock)	10,600	11,321
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	10,000	26,705
Guotai Junan Securities Co. Ltd. (Class H Stock), 144A	49,600	73,562
Haitong Securities Co. Ltd. (Class H Stock)	25,200	22,863
Huadian Power International Corp. Ltd. (Class H Stock)	36,000	10,692
Huatai Securities Co. Ltd. (Class H Stock), 144A	16,800	24,772
Industrial & Commercial Bank of China Ltd. (Class H Stock)	196,000	134,160
Innovent Biologics, Inc., 144A*	7,500	31,563
JD.com, Inc., ADR*	6,977	282,569
Jiangxi Copper Co. Ltd. (Class H Stock)	33,000	30,396
Kaisa Group Holdings Ltd.*	29,000	10,644
Kunlun Energy Co. Ltd.	96,000	55,950
KWG Group Holdings Ltd.*	17,000	24,083
Legend Holdings Corp. (Class H Stock), 144A	2,000	2,453
Lenovo Group Ltd.	376,000	200,723
Li Ning Co. Ltd.	77,500	224,066
Logan Property Holdings Co. Ltd.	22,000	33,757
Meituan Dianping (Class B Stock)*	25,300	303,430
Metallurgical Corp. of China Ltd. (Class H Stock)	179,000	31,260
MMG Ltd.*	28,000	4,014
NetEase, Inc., ADR	822	263,829
New Oriental Education & Technology Group, Inc., ADR*	3,398	367,800
Nexteer Automotive Group Ltd.	1,000	499
PetroChina Co. Ltd. (Class H Stock)	1,072,000	392,473
PICC Property & Casualty Co. Ltd. (Class H Stock)	43,000	41,420
Pinduoduo, Inc., ADR*(a)	757	27,275
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	24,000	235,144
Poly Property Development Co. Ltd. (Class H Stock)*	1,800	15,335
Q Technology Group Co. Ltd.*	30,000	32,984
Shandong Gold Mining Co. Ltd. (Class H Stock), 144A	8,500	20,562
Shenzhen Investment Ltd.	50,000	15,499
Shimao Property Holdings Ltd.	22,000	76,946
Shui On Land Ltd.	47,000	7,840
Sinopec Engineering Group Co. Ltd. (Class H Stock)	27,000	11,310
Sinopharm Group Co. Ltd. (Class H Stock)	8,000	17,955
Sinotrans Ltd. (Class H Stock)	5,000	1,227
Sinotruk Hong Kong Ltd.	13,000	21,551

A2

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Sunac China Holdings Ltd.	4,000	$ 18,423
Sunny Optical Technology Group Co. Ltd.	21,200	282,411
TAL Education Group, ADR*	1,133	60,344
Tencent Holdings Ltd.	54,100	2,662,228
Towngas China Co. Ltd.*	18,000	8,904
Uni-President China Holdings Ltd.	27,000	25,998
Vipshop Holdings Ltd., ADR*	7,368	114,793
Weichai Power Co. Ltd. (Class H Stock)	34,000	54,405
WuXi AppTec Co. Ltd. (Class H Stock), 144A	1,000	12,290
Wuxi Biologics Cayman, Inc., 144A*	5,000	65,076
Yuexiu Property Co. Ltd.	78,000	13,979
Yuzhou Properties Co. Ltd.	26,000	11,003
Zai Lab Ltd., ADR*	382	19,665
Zhongsheng Group Holdings Ltd.	11,500	40,011
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	38,800	27,980
ZTO Express Cayman, Inc., ADR	423	11,201
		12,412,251
Colombia — 0.0%
Millicom International Cellular SA, SDR	4,018	112,991
Czech Republic — 0.0%
CEZ A/S	4,308	70,716
Denmark — 0.1%
Chr Hansen Holding A/S	3,510	262,933
Coloplast A/S (Class B Stock)	220	31,936
Genmab A/S*	408	83,850
GN Store Nord A/S	2,998	133,394
Novo Nordisk A/S (Class B Stock)	12,767	768,413
Novozymes A/S (Class B Stock)	94	4,288
Orsted A/S, 144A	1,150	112,295
Royal Unibrew A/S	1,195	85,846
Tryg A/S	10,825	265,276
		1,748,231
Finland — 0.1%
Elisa OYJ	1,032	64,097
Fortum OYJ	1,314	19,333
Kesko OYJ (Class B Stock)	186	10,581
Metso OYJ	872	20,800
Neste OYJ	325	11,022
Nokia OYJ	64,148	200,542
Nordea Bank Abp	17,747	99,964
UPM-Kymmene OYJ	9,484	259,938
Wartsila OYJ Abp	22,668	166,743
		853,020
France — 0.5%
Airbus SE	5,774	378,108
AXA SA	4,166	71,831
Bouygues SA	1,704	49,950
Capgemini SE	545	45,796
Carrefour SA	4,614	73,381
Christian Dior SE	1,220	437,746
	Shares	Value
Common Stocks (continued)
France (cont’d.)
CNP Assurances	7,501	$ 73,869
Danone SA	2,178	140,257
Dassault Systemes SE	3,705	549,380
Eiffage SA	881	62,722
Engie SA	3,849	39,715
EssilorLuxottica SA	4,698	503,833
Kering SA	47	24,528
Legrand SA	166	10,642
L’Oreal SA	3,189	842,673
LVMH Moet Hennessy Louis Vuitton SE	1,046	388,158
Orange SA	17,562	215,045
Pernod Ricard SA	4,637	660,743
Peugeot SA	420	5,591
Publicis Groupe SA	5,146	147,545
Rexel SA	44,802	334,089
Safran SA	4,066	356,705
Sanofi	1,962	171,196
Sartorius Stedim Biotech	175	35,177
Schneider Electric SE	8,788	748,175
SCOR SE	11,992	264,725
Societe BIC SA	607	33,914
Sopra Steria Group	121	13,185
Television Francaise 1	9	49
Ubisoft Entertainment SA*	192	14,100
Unibail-Rodamco-Westfield, REIT	3,657	207,866
Veolia Environnement SA	380	8,116
Vinci SA	6,646	550,039
		7,458,849
Germany — 0.5%
adidas AG	1,901	427,586
Allianz SE	2,569	442,556
alstria office REIT-AG	1,768	25,406
Aroundtown SA	59,425	297,570
BASF SE	6,393	304,634
Bayer AG	2,471	142,956
Beiersdorf AG	425	43,196
Carl Zeiss Meditec AG	1,728	167,560
CompuGroup Medical SE	2,045	126,085
Deutsche Boerse AG	1,450	199,873
Deutsche Pfandbriefbank AG, 144A	16,491	126,055
Deutsche Post AG	26,332	716,116
Deutsche Wohnen SE	1,190	45,437
DWS Group GmbH & Co. KGaA, 144A	368	9,220
Freenet AG	1,088	19,195
GEA Group AG	1,007	20,616
Grand City Properties SA	2,736	57,797
GRENKE AG	258	15,304
Jenoptik AG	2	33
LEG Immobilien AG	654	73,916
Merck KGaA	9,644	987,678
Nemetschek SE	958	46,881
Rational AG	263	139,544
Rheinmetall AG	172	12,127
SAP SE	12,087	1,344,077
Siemens AG	5,833	496,302
Stroeer SE & Co. KGaA	692	35,754

A3

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Symrise AG	601	$ 56,020
TAG Immobilien AG	14,808	293,087
Telefonica Deutschland Holding AG	54,474	134,681
Uniper SE	1,268	31,159
		6,838,421
Hong Kong — 0.2%
AIA Group Ltd.	39,000	351,294
CK Asset Holdings Ltd.	25,000	141,102
CLP Holdings Ltd.	63,500	582,526
Henderson Land Development Co. Ltd.	6,000	22,749
HKT Trust & HKT Ltd.	24,000	32,557
Hong Kong & China Gas Co. Ltd.	52,000	85,328
Hong Kong Exchanges & Clearing Ltd.	7,500	224,067
Hongkong Land Holdings Ltd.	24,100	90,428
Hysan Development Co. Ltd.	5,000	16,234
Kerry Properties Ltd.	6,500	17,065
Link REIT	6,500	54,811
MTR Corp. Ltd.	2,000	10,306
NWS Holdings Ltd.	21,000	21,530
Power Assets Holdings Ltd.	4,500	26,738
Sino Land Co. Ltd.	2,000	2,524
Swire Pacific Ltd. (Class A Stock)	67,500	432,450
Swire Properties Ltd.	35,800	100,193
Techtronic Industries Co. Ltd.	21,500	138,453
		2,350,355
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	12,308	71,748
OTP Bank Nyrt	5,284	153,061
		224,809
India — 0.2%
Apollo Hospitals Enterprise Ltd.	890	13,405
Asian Paints Ltd.	9,246	203,469
Bajaj Finance Ltd.	772	22,608
Balrampur Chini Mills Ltd.	4,709	6,467
Bata India Ltd.	507	8,237
Bharti Airtel Ltd.*	25,614	149,101
Birlasoft Ltd.	4,598	3,706
Century Textiles & Industries Ltd.	958	3,739
Divi’s Laboratories Ltd.	505	13,235
Dr. Reddy’s Laboratories Ltd.	859	35,259
Edelweiss Financial Services Ltd.	1,658	840
Escorts Ltd.	1,346	11,774
Glenmark Pharmaceuticals Ltd.	2,074	5,620
HCL Technologies Ltd.	31,852	183,547
HDFC Bank Ltd.	25,659	291,356
HDFC Life Insurance Co. Ltd., 144A	8,450	49,069
Hexaware Technologies Ltd.	1,945	5,809
Hindalco Industries Ltd.	125,577	158,249
Hindustan Unilever Ltd.	1,154	35,036
Housing Development Finance Corp. Ltd.	16,925	363,730
ICICI Bank Ltd.	19,083	82,403
Indraprastha Gas Ltd.	3,609	18,452
IndusInd Bank Ltd.	1,967	9,162
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Infosys Ltd.	36,651	$ 307,056
Jubilant Life Sciences Ltd.	1,317	4,322
Just Dial Ltd.*	6,263	24,295
KEC International Ltd.	2,182	5,358
Kotak Mahindra Bank Ltd.	5,335	91,469
KPIT Technologies Ltd.	4,598	2,155
Larsen & Toubro Ltd.	1,799	19,132
LIC Housing Finance Ltd.	1,523	4,737
Mphasis Ltd.	644	5,659
National Aluminium Co. Ltd.	11,815	4,545
PI Industries Ltd.	214	3,312
Pidilite Industries Ltd.	2,193	39,146
Polycab India Ltd.	710	6,931
Reliance Industries Ltd.	11,019	162,788
SBI Life Insurance Co. Ltd., 144A	2	17
State Bank of India*	1,088	2,831
Tata Chemicals Ltd.	1,270	3,740
Tata Consumer Products Ltd.	1,448	5,626
Tech Mahindra Ltd.	4,692	35,229
Vedanta Ltd.	28,178	24,434
Wipro Ltd.	16,725	43,480
		2,470,535
Indonesia — 0.0%
Aneka Tambang Tbk	50,100	1,378
Astra International Tbk PT	422,400	100,790
Bank Central Asia Tbk PT	111,900	189,085
Bank Mandiri Persero Tbk PT	389,200	111,601
Bank Negara Indonesia Persero Tbk PT	204,800	47,988
Pabrik Kertas Tjiwi Kimia Tbk PT	17,500	4,303
		455,145
Ireland — 0.0%
Kingspan Group PLC	1,247	66,876
Smurfit Kappa Group PLC	4,066	114,680
		181,556
Israel — 0.0%
Bank Hapoalim BM	16,710	100,508
Bank Leumi Le-Israel BM	10,902	60,245
First International Bank of Israel Ltd.	1,127	27,518
Isracard Ltd.	155	417
Israel Discount Bank Ltd. (Class A Stock)	4,823	14,281
Strauss Group Ltd.	409	10,675
		213,644
Italy — 0.1%
Assicurazioni Generali SpA	32,790	447,496
Ferrari NV	2,332	363,170
Hera SpA	2,739	9,927
Iren SpA	1,982	4,920
Italgas SpA	23,175	127,234
Mediobanca Banca di Credito Finanziario SpA	15,108	83,601
Snam SpA	11,415	52,960

A4

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Italy (cont’d.)
Terna Rete Elettrica Nazionale SpA	42,800	$ 271,772
		1,361,080
Japan — 1.2%
Aeon Co. Ltd.	1,500	33,280
AEON Financial Service Co. Ltd.	1,300	13,850
AGC, Inc.	5,100	125,186
Amada Holdings Co. Ltd.	17,600	138,607
Aozora Bank Ltd.	1,800	34,179
Asahi Group Holdings Ltd.	200	6,508
Asahi Kasei Corp.	1,600	11,378
Benesse Holdings, Inc.	500	12,754
Bridgestone Corp.	5,800	177,881
Canon, Inc.	20,300	440,971
Central Japan Railway Co.	1,100	176,102
Chubu Electric Power Co., Inc.	2,800	39,729
Chugai Pharmaceutical Co. Ltd.	3,000	348,151
Citizen Watch Co. Ltd.	31,500	111,319
Daicel Corp.	7,900	57,482
Dai-ichi Life Holdings, Inc.	39,300	470,004
Daiichi Sankyo Co. Ltd.	400	27,479
Daikin Industries Ltd.	2,000	243,277
Daito Trust Construction Co. Ltd.	1,300	120,408
Daiwa House Industry Co. Ltd.	700	17,360
DeNA Co. Ltd.	1,100	12,044
Denka Co. Ltd.	2,100	43,908
Denso Corp.	3,900	125,383
Dentsu Group, Inc.	1,000	19,262
DIC Corp.	7,100	156,050
Dip Corp.	500	8,076
East Japan Railway Co.	7,300	553,314
Electric Power Development Co. Ltd.	12,400	250,607
FANUC Corp.	900	121,316
Fast Retailing Co. Ltd.	600	245,577
Fuji Media Holdings, Inc.	2,400	23,884
Fuji Seal International, Inc.	400	7,090
Fujikura Ltd.	3,200	9,131
Furukawa Electric Co. Ltd.	500	9,048
Glory Ltd.	200	4,609
GLP J-REIT	27	30,472
GS Yuasa Corp.	1,700	22,737
Hitachi Transport System Ltd.	700	15,248
Honda Motor Co. Ltd.	3,100	69,702
Horiba Ltd.	200	9,965
Isuzu Motors Ltd.	8,300	54,906
Iyo Bank Ltd. (The)	2,800	14,113
Izumi Co. Ltd.	2,700	74,455
Japan Post Bank Co. Ltd.	7,800	72,017
Japan Post Holdings Co. Ltd.	17,700	138,586
Japan Retail Fund Investment Corp., REIT	1	1,133
Japan Tobacco, Inc.	7,700	142,595
JFE Holdings, Inc.	20,800	134,455
JTEKT Corp.	6,100	41,113
JXTG Holdings, Inc.	202,600	689,364
Kajima Corp.	12,200	124,731
Kakaku.com, Inc.	5,500	101,034
Kaneka Corp.	8,400	201,017
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Kansai Electric Power Co., Inc. (The)	10,800	$ 121,366
Kao Corp.	13,100	1,072,387
Kawasaki Heavy Industries Ltd.	1,500	21,595
KDDI Corp.	22,600	669,798
Kewpie Corp.	600	12,035
Keyence Corp.	1,500	483,566
Kirin Holdings Co. Ltd.	9,000	178,459
Kobe Steel Ltd.	10,000	30,716
Koito Manufacturing Co. Ltd.	600	20,224
Komatsu Ltd.	800	13,094
Konami Holdings Corp.	500	15,306
Konica Minolta, Inc.	57,000	230,622
Kyowa Exeo Corp.	500	11,146
Kyushu Electric Power Co., Inc.	5,500	44,341
Lintec Corp.	500	10,530
M3, Inc.	1,100	32,404
Marubeni Corp.	20,700	102,993
Maruha Nichiro Corp.	400	8,284
Matsui Securities Co. Ltd.	2,500	18,403
Mazda Motor Corp.	10,300	54,342
MEIJI Holdings Co. Ltd.	100	7,130
Miraca Holdings, Inc.	1,400	29,534
Mitsubishi Electric Corp.	1,100	13,560
Mitsubishi Gas Chemical Co., Inc.	6,600	71,363
Mitsubishi Heavy Industries Ltd.	5,700	143,556
Mitsubishi Materials Corp.	1,500	30,583
Mitsubishi Motors Corp.	36,500	103,535
Mitsubishi UFJ Financial Group, Inc.	38,100	141,603
Mitsui Chemicals, Inc.	7,500	142,003
MS&AD Insurance Group Holdings, Inc.	17,200	480,771
Murata Manufacturing Co. Ltd.	1,700	86,368
Nifco, Inc.	100	1,789
Nikon Corp.	5,000	45,832
Nintendo Co. Ltd.	1,000	386,697
Nippon Electric Glass Co. Ltd.	10,900	144,346
Nippon Paper Industries Co. Ltd.	800	11,343
Nippon Shokubai Co. Ltd.	1,900	86,531
Nippon Steel Corp.	1,400	11,983
Nippon Television Holdings, Inc.	2,700	30,102
Nissan Motor Co. Ltd.	70,800	233,409
Nitori Holdings Co. Ltd.	1,000	135,362
Nitto Denko Corp.	1,700	75,501
NTN Corp.	10,500	18,199
NTT DOCOMO, Inc.	12,600	393,824
Oji Holdings Corp.	12,000	64,259
Omron Corp.	300	15,428
Oriental Land Co. Ltd.	100	12,724
ORIX Corp.	900	10,740
Otsuka Holdings Co. Ltd.	7,400	290,065
PeptiDream, Inc.*	600	20,909
Pola Orbis Holdings, Inc.	21,000	388,849
Recruit Holdings Co. Ltd.	19,600	509,553
Resona Holdings, Inc.	55,600	166,898
Ryohin Keikaku Co. Ltd.	7,500	84,382
Sankyu, Inc.	100	3,735
Santen Pharmaceutical Co. Ltd.	1,200	20,495
Sanwa Holdings Corp.	300	2,337

A5

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Sawai Pharmaceutical Co. Ltd.	100	$ 5,334
Secom Co. Ltd.	2,000	166,492
Seiko Epson Corp.	4,800	51,806
Sekisui House Ltd.	600	9,914
Seven & i Holdings Co. Ltd.	5,600	186,662
Shimadzu Corp.	100	2,612
Shin-Etsu Chemical Co. Ltd.	200	19,785
Shionogi & Co. Ltd.	3,600	177,378
Softbank Corp.	2,000	25,525
SoftBank Group Corp.	3,800	135,407
Sojitz Corp.	13,300	31,291
Sony Corp.	1,700	100,972
Sumitomo Chemical Co. Ltd.	33,700	99,753
Sumitomo Corp.	2,000	22,960
Sumitomo Heavy Industries Ltd.	3,600	64,525
Sumitomo Mitsui Financial Group, Inc.	34,400	828,961
Sumitomo Rubber Industries Ltd.	7,800	73,577
Sundrug Co. Ltd.	1,500	48,273
Suntory Beverage & Food Ltd.	4,300	162,343
Sysmex Corp.	200	14,409
T&D Holdings, Inc.	28,600	231,832
Taisei Corp.	400	12,194
Taisho Pharmaceutical Holdings Co. Ltd.	400	24,538
Takeda Pharmaceutical Co. Ltd.	17,800	541,752
Teijin Ltd.	500	8,463
Tohoku Electric Power Co., Inc.	1,400	13,530
Tokio Marine Holdings, Inc.	500	22,960
Tokyo Gas Co. Ltd.	5,000	118,728
Topcon Corp.	100	741
Toray Industries, Inc.	6,100	26,375
Toyota Boshoku Corp.	1,500	17,767
Toyota Motor Corp.	3,800	228,766
Trend Micro, Inc.	7,300	359,843
Ube Industries Ltd.	24,900	380,678
Ulvac, Inc.	400	9,527
Yamaguchi Financial Group, Inc.	5,800	32,597
Yamaha Corp.	1,100	42,844
Yamaha Motor Co. Ltd.	10,700	128,857
Yamato Holdings Co. Ltd.	4,100	64,213
Yokogawa Electric Corp.	4,600	54,933
Zenkoku Hosho Co. Ltd.	2,700	84,499
Zeon Corp.	6,000	44,949
		18,378,321
Luxembourg — 0.0%
Eurofins Scientific SE	74	36,701
Reinet Investments SCA	887	14,014
		50,715
Malaysia — 0.0%
CIMB Group Holdings Bhd	27,200	22,481
Fraser & Neave Holdings Bhd	2,300	16,489
Genting Bhd	28,100	24,239
Hartalega Holdings Bhd	39,000	61,781
Malayan Banking Bhd	15,100	25,970
MISC Bhd	5,100	8,753
Petronas Chemicals Group Bhd	7,100	8,223
	Shares	Value
Common Stocks (continued)
Malaysia (cont’d.)
Petronas Dagangan Bhd	6,100	$ 29,748
Public Bank Bhd	29,100	106,703
QL Resources Bhd	9,900	16,913
Tenaga Nasional Bhd	28,600	79,153
		400,453
Mexico — 0.1%
Alfa SAB de CV (Class A Stock)	33,354	8,914
America Movil SAB de CV (Class L Stock)	418,630	248,822
Coca-Cola Femsa SAB de CV, UTS	4,600	18,417
Fomento Economico Mexicano SAB de CV, UTS	7,023	42,699
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	2,673	14,452
Grupo Bimbo SAB de CV (Class A Stock)	14,200	20,825
Grupo Financiero Banorte SAB de CV (Class O Stock)	6,277	17,199
Grupo Mexico SAB de CV (Class B Stock)	44,444	82,415
Grupo Televisa SAB, UTS	8,000	9,311
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	37,058	56,331
Megacable Holdings SAB de CV, UTS	4,800	13,077
Orbia Advance Corp. SAB de CV	9,689	10,685
Wal-Mart de Mexico SAB de CV	14,505	34,174
		577,321
Netherlands — 0.2%
ABN AMRO Bank NV, 144A, CVA	2,656	21,946
Akzo Nobel NV	5,853	382,098
ASML Holding NV	4,054	1,074,682
Euronext NV, 144A	21	1,561
EXOR NV	257	13,425
ING Groep NV	39,668	206,648
Koninklijke Ahold Delhaize NV	4,716	110,066
Koninklijke DSM NV	911	103,321
Koninklijke KPN NV	8,666	20,662
NN Group NV	11,526	307,833
Royal Dutch Shell PLC (Class A Stock)	39,382	687,077
Royal Dutch Shell PLC (Class B Stock)	28,470	476,164
Signify NV, 144A	1,373	26,399
		3,431,882
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	3,625	65,308
Norway — 0.0%
Aker BP ASA	4,505	57,568
Equinor ASA	15,601	193,047
Leroy Seafood Group ASA	2,622	12,880
Schibsted ASA (Class A Stock)	1,450	27,576
Telenor ASA	16,357	237,913
		528,984
Philippines — 0.0%
Ayala Corp.	2,120	19,355

A6

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Philippines (cont’d.)
Ayala Land, Inc.	78,300	$ 46,249
JG Summit Holdings, Inc.	16,720	17,097
Metropolitan Bank & Trust Co.	13,079	10,265
San Miguel Corp.	3,390	6,082
SM Prime Holdings, Inc.	37,200	20,617
Universal Robina Corp.	6,730	13,694
		133,359
Poland — 0.0%
Bank Polska Kasa Opieki SA	7,436	100,593
Grupa Lotos SA	3,640	45,549
KGHM Polska Miedz SA*	4,292	61,518
Polski Koncern Naftowy ORLEN SA	11,298	151,705
Polskie Gornictwo Naftowe i Gazownictwo SA	44,671	36,987
Powszechna Kasa Oszczednosci Bank Polski SA	4,099	22,291
Santander Bank Polska SA	431	18,032
		436,675
Portugal — 0.0%
EDP - Energias de Portugal SA	8,045	32,145
Galp Energia SGPS SA	10,218	116,315
		148,460
Russia — 0.1%
Alrosa PJSC	13,734	10,919
Gazprom PJSC	65,477	150,812
Inter RAO UES PJSC	315,000	19,361
LUKOIL PJSC	2,611	152,633
Magnit PJSC, GDR	1,998	17,790
Magnitogorsk Iron & Steel Works PJSC	12,600	6,084
MMC Norilsk Nickel PJSC	407	99,520
Mobile TeleSystems PJSC, ADR	1,208	9,181
Novolipetsk Steel PJSC	12,610	19,630
PhosAgro PJSC, GDR	1,268	13,062
Severstal PJSC	1,880	20,459
Surgutneftegas PJSC	57,639	24,131
Tatneft PJSC	10,024	70,004
		613,586
Saudi Arabia — 0.0%
Riyad Bank	15	60
Singapore — 0.1%
DBS Group Holdings Ltd.	13,200	170,837
Oversea-Chinese Banking Corp. Ltd.	24,100	145,699
Singapore Technologies Engineering Ltd.	4,200	9,169
Singapore Telecommunications Ltd.	90,300	160,570
United Overseas Bank Ltd.	24,100	327,859
		814,134
South Africa — 0.1%
Absa Group Ltd.	1,472	6,127
Anglo American Platinum Ltd.	5,921	249,328
Anglo American PLC	8,676	147,553
AngloGold Ashanti Ltd.	5,245	90,243
	Shares	Value
Common Stocks (continued)
South Africa (cont’d.)
Barloworld Ltd.	1,017	$ 3,657
Bidvest Group Ltd. (The)	3,375	27,437
FirstRand Ltd.	42,664	95,851
Gold Fields Ltd.	7,643	37,799
Impala Platinum Holdings Ltd.	8,336	35,136
Kumba Iron Ore Ltd.	1,134	17,739
Liberty Holdings Ltd.	3,862	14,251
Momentum Metropolitan Holdings	19,350	16,867
MultiChoice Group*	3,150	15,033
Naspers Ltd. (Class N Stock)	507	72,031
Nedbank Group Ltd.	337	1,549
Netcare Ltd.	11,742	9,751
Ninety One Ltd.	5,508	10,397
Northam Platinum Ltd.*	5,782	22,266
RMB Holdings Ltd.	9,628	26,452
Standard Bank Group Ltd.	22,850	128,056
		1,027,523
South Korea — 0.2%
Celltrion, Inc.*	592	110,462
Doosan Bobcat, Inc.	866	12,737
Duk San Neolux Co. Ltd.*	647	13,795
Fila Holdings Corp.	504	11,948
GS Holdings Corp.	227	6,821
Hana Financial Group, Inc.	78	1,469
Hanwha Aerospace Co. Ltd.*	609	10,214
Hanwha Solutions Corp.	1,701	18,515
Helixmith Co. Ltd.*	170	9,506
Hyundai Engineering & Construction Co. Ltd.	1,145	25,567
Hyundai Mobis Co. Ltd.	1,277	176,714
Hyundai Motor Co.	2,938	212,592
Hyundai Steel Co.	88	1,286
KB Financial Group, Inc.	1,990	55,942
KCC Corp.	68	7,178
Kia Motors Corp.	4,712	99,992
Korea Electric Power Corp.*	1,338	21,010
Korea Zinc Co. Ltd.	450	131,147
LG Chem Ltd.	84	20,871
LG Electronics, Inc.	3,796	149,079
LG Household & Health Care Ltd.	123	112,733
LG Innotek Co. Ltd.	151	13,918
Medy-Tox, Inc.	40	6,437
NAVER Corp.	460	63,764
NH Investment & Securities Co. Ltd.	2,960	21,662
POSCO	4,761	623,048
Samsung Biologics Co. Ltd., 144A*	106	41,643
Samsung Electronics Co. Ltd.	25,696	998,354
Samsung SDS Co. Ltd.	231	28,158
Shinhan Financial Group Co. Ltd.	7,712	179,826
SK Innovation Co. Ltd.	1,365	96,843
		3,283,231
Spain — 0.1%
Acerinox SA	6,216	41,797
ACS Actividades de Construccion y Servicios SA	8,164	158,766
Amadeus IT Group SA	2,404	114,178

A7

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain (cont’d.)
Banco Bilbao Vizcaya Argentaria SA	3,865	$ 12,204
EDP Renovaveis SA	1,062	12,792
Endesa SA	2,212	47,261
Grifols SA	1,871	63,913
Industria de Diseno Textil SA	32,168	832,291
Naturgy Energy Group SA	6,487	114,539
Telefonica SA	37,673	172,088
Zardoya Otis SA	1,579	10,668
		1,580,497
Sweden — 0.1%
Assa Abloy AB (Class B Stock)	8,727	164,382
Castellum AB	479	8,097
Essity AB (Class B Stock)	3,050	93,988
Fabege AB	2,842	36,366
Indutrade AB	415	11,228
Investment AB Latour (Class B Stock)	2,000	28,396
Kinnevik AB (Class B Stock)	15,339	253,778
L E Lundbergforetagen AB (Class B Stock)	3,388	138,846
Lundin Petroleum AB	726	13,887
Nibe Industrier AB (Class B Stock)	931	13,501
Saab AB (Class B Stock)	1,522	29,140
Swedish Match AB	411	23,436
Tele2 AB (Class B Stock)	32,804	440,989
Telefonaktiebolaget LM Ericsson (Class B Stock)	26,477	215,312
Telia Co. AB	53,611	192,614
Volvo AB (Class B Stock)	13,430	161,175
		1,825,135
Switzerland — 0.5%
Alcon, Inc.*	2,371	121,442
Barry Callebaut AG	53	106,449
Cie Financiere Richemont SA	2,670	144,965
Clariant AG	986	16,595
Geberit AG	912	399,759
Givaudan SA	9	27,839
Logitech International SA	3,391	146,326
Lonza Group AG*	473	196,461
Nestle SA	26,162	2,676,644
Novartis AG	16,824	1,384,943
PSP Swiss Property AG	1,976	246,917
Roche Holding AG	4,404	1,426,353
Straumann Holding AG	157	117,005
Sunrise Communications Group AG, 144A*	6,783	546,861
Swiss Life Holding AG	82	27,885
Swiss Re AG	1,188	91,470
Swisscom AG	739	397,524
VAT Group AG, 144A*	84	11,621
		8,087,059
Taiwan — 0.3%
Accton Technology Corp.	4,000	21,281
Airtac International Group	1,000	14,925
Alchip Technologies Ltd.	2,000	13,028
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Brave C&H Supply Co. Ltd.	3,000	$ 21,923
Cathay Financial Holding Co. Ltd.	90,357	105,519
Chailease Holding Co. Ltd.	3,090	9,263
Compeq Manufacturing Co. Ltd.	93,000	95,507
CTBC Financial Holding Co. Ltd.	411,680	242,994
Formosa Petrochemical Corp.	8,000	21,509
Fubon Financial Holding Co. Ltd.	57,000	70,730
Hon Hai Precision Industry Co. Ltd.	94,000	216,279
Largan Precision Co. Ltd.	2,000	249,934
Lite-On Technology Corp.	13,189	17,983
MediaTek, Inc.	44,000	476,101
Pixart Imaging, Inc.	6,000	27,532
Quanta Computer, Inc.	38,000	75,871
Realtek Semiconductor Corp.	30,000	215,378
Sercomm Corp.	6,000	12,407
Simplo Technology Co. Ltd.	2,483	21,482
Sitronix Technology Corp.	2,000	7,687
Taiwan Semiconductor Manufacturing Co. Ltd.	203,000	1,837,958
TPK Holding Co. Ltd.*	1,000	1,136
Tripod Technology Corp.	2,000	6,292
TXC Corp.	10,000	14,582
Unimicron Technology Corp.	10,000	10,493
Uni-President Enterprises Corp.	194,000	421,191
WPG Holdings Ltd.	28,120	33,022
Yuanta Financial Holding Co. Ltd.	306,000	157,235
		4,419,242
Thailand — 0.0%
Advanced Info Service PCL, NVDR	6,700	40,896
B Grimm Power PCL	7,200	8,671
B Grimm Power PCL, NVDR	7,200	8,739
Berli Jucker PCL, NVDR	135,600	166,608
CP ALL PCL, NVDR	73,500	136,458
Gulf Energy Development PCL	4,900	22,362
Kasikornbank PCL, NVDR	2,000	5,651
PTT Exploration & Production PCL, NVDR	12,200	25,110
PTT Global Chemical PCL, NVDR	21,600	19,923
PTT PCL, NVDR	139,400	129,910
Sino-Thai Engineering & Construction PCL, NVDR	22,100	7,707
Star Petroleum Refining PCL, NVDR	31,900	4,248
		576,283
Turkey — 0.0%
Akbank T.A.S.*	102,131	86,100
KOC Holding A/S	17,487	35,575
Migros Ticaret A/S*	4,310	14,711
Tofas Turk Otomobil Fabrikasi A/S	2,043	5,048
Turkiye Garanti Bankasi A/S*	67,742	83,177
Turkiye Is Bankasi A/S (Class C Stock)*	86,348	61,324
		285,935
United Arab Emirates — 0.0%
NMC Health PLC	411	535

A8

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom — 0.7%
Arrow Global Group PLC	3,070	$ 4,076
Ashmore Group PLC	2,910	12,767
Associated British Foods PLC	2	45
AstraZeneca PLC	12,179	1,094,482
Auto Trader Group PLC, 144A	57,973	313,534
Aviva PLC	1,992	6,562
Bellway PLC	1,440	38,413
boohoo Group PLC*	14,675	34,807
BP PLC	55,577	231,875
British American Tobacco PLC	21,233	723,393
British Land Co. PLC (The), REIT	9,396	39,110
Bunzl PLC	1,661	33,473
Centrica PLC	98,370	46,380
CK Hutchison Holdings Ltd.	32,000	214,482
Coca-Cola European Partners PLC	2,628	98,629
Compass Group PLC	45,899	716,972
Croda International PLC	1,205	63,458
DCC PLC	956	60,292
Dechra Pharmaceuticals PLC	3	88
Diageo PLC	17,289	554,218
Direct Line Insurance Group PLC	6,345	23,238
Experian PLC	34,576	955,696
GlaxoSmithKline PLC	66,484	1,252,980
Greggs PLC	1,255	25,102
Halma PLC	3,609	85,640
HomeServe PLC	15,061	198,020
Howden Joinery Group PLC	18,415	116,160
HSBC Holdings PLC	44,651	250,800
IG Group Holdings PLC	27,408	233,936
Imperial Brands PLC	5,560	102,811
J Sainsbury PLC	82,016	213,464
JD Sports Fashion PLC	2,751	15,605
John Wood Group PLC	12,132	23,314
Jupiter Fund Management PLC	5,284	13,046
Liberty Global PLC (Class C Stock)*	3,015	47,366
Linde PLC	1,697	293,581
Lloyds Banking Group PLC	67,880	26,574
Man Group PLC	17,737	27,405
Meggitt PLC	1,013	3,633
Moneysupermarket.com Group PLC	48,085	180,184
Reckitt Benckiser Group PLC	362	27,567
Redrow PLC	157	701
RELX PLC	11,443	245,295
Rightmove PLC	8,984	54,131
Rotork PLC	632	1,671
RSA Insurance Group PLC	8,868	46,015
Smith & Nephew PLC	1,498	26,502
Smiths Group PLC	12,282	184,555
Spirax-Sarco Engineering PLC	320	32,271
Subsea 7 SA	7,341	34,410
TechnipFMC PLC	7,093	47,807
Tesco PLC	41,232	116,331
Unilever NV	11,705	576,529
Unilever PLC	8,172	412,545
Virgin Money UK PLC*	1,359	1,041
Vistry Group PLC	208	1,490
Vodafone Group PLC	187,240	259,900
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Wm Morrison Supermarkets PLC	219,710	$ 482,541
		10,926,913
United States — 9.7%
3M Co.	1,681	229,473
Abbott Laboratories	12,396	978,168
AbbVie, Inc.(a)	14,165	1,079,231
Accenture PLC (Class A Stock)	844	137,791
Activision Blizzard, Inc.*	2,293	136,388
Adobe, Inc.*	3,974	1,264,686
Advanced Micro Devices, Inc.*	3,469	157,770
Affiliated Managers Group, Inc.	1,963	116,092
Aflac, Inc.	495	16,949
AGCO Corp.	2,528	119,448
Air Products & Chemicals, Inc.	1,945	388,241
Alcoa Corp.*	9,116	56,155
Alexandria Real Estate Equities, Inc., REIT(a)	903	123,765
Alexion Pharmaceuticals, Inc.*	2,155	193,497
Allegion PLC(a)	5,861	539,329
Allergan PLC	461	81,643
Alliant Energy Corp.	4,972	240,098
Allstate Corp. (The)	340	31,188
Ally Financial, Inc.	11,312	163,232
Alphabet, Inc. (Class A Stock)*	2,202	2,558,614
Alphabet, Inc. (Class C Stock)*	1,982	2,304,689
Altria Group, Inc.	1,351	52,243
Amazon.com, Inc.*	3,610	7,038,489
AMC Networks, Inc. (Class A Stock)*(a)	4,697	114,184
Ameren Corp.(a)	5,604	408,139
American Express Co.	7,681	657,570
American International Group, Inc.	3,136	76,048
American Tower Corp., REIT	1,605	349,489
American Water Works Co., Inc.	5,060	604,974
Ameriprise Financial, Inc.	505	51,752
AmerisourceBergen Corp.	1,648	145,848
AMETEK, Inc.	6,345	456,967
Amgen, Inc.	4,173	845,992
Analog Devices, Inc.	2,152	192,927
Anthem, Inc.	2,448	555,794
Aon PLC(a)	1,761	290,635
Apache Corp.	1	4
Apartment Investment & Management Co. (Class A Stock), REIT	1	35
Apple, Inc.	29,566	7,518,338
Applied Materials, Inc.	8,405	385,117
Arch Capital Group Ltd.*	653	18,584
Arthur J Gallagher & Co.	5,032	410,158
AT&T, Inc.	35,634	1,038,731
Atlassian Corp. PLC (Class A Stock)*	989	135,750
Automatic Data Processing, Inc.	7,598	1,038,495
AutoNation, Inc.*	842	23,627
AvalonBay Communities, Inc., REIT	507	74,615
Avnet, Inc.	6,550	164,405
Baker Hughes Co.	10,457	109,799
Ball Corp.	3,508	226,827
Bank of America Corp.	51,665	1,096,848

A9

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Bank of New York Mellon Corp. (The)	5,671	$ 190,999
Bausch Health Cos., Inc. (NYSE)*	2,082	32,266
Bausch Health Cos., Inc. (XTSE)*	18,116	280,798
Becton, Dickinson & Co.	621	142,687
Berkshire Hathaway, Inc. (Class B Stock)*	9,574	1,750,414
Best Buy Co., Inc.	1,756	100,092
Biogen, Inc.*	1,122	354,978
Bio-Rad Laboratories, Inc. (Class A Stock)*	464	162,660
Blackstone Group, Inc. (The) (Class A Stock)	1,549	70,588
Boeing Co. (The)	2,714	404,766
Booking Holdings, Inc.*	151	203,143
Boston Properties, Inc., REIT	5,510	508,187
Boston Scientific Corp.*	1,188	38,764
Boyd Gaming Corp.	5,475	78,950
Bristol-Myers Squibb Co.	15,216	848,140
Broadcom, Inc.	1,859	440,769
Brown & Brown, Inc.	875	31,693
Cadence Design Systems, Inc.*	536	35,397
Capital One Financial Corp.	6,821	343,915
Cardinal Health, Inc.	603	28,908
Cargurus, Inc.*	3	57
Carlisle Cos., Inc.	358	44,850
Caterpillar, Inc.	1,410	163,616
CDW Corp.	201	18,747
Centene Corp.*	2,509	149,060
CenturyLink, Inc.	13,931	131,787
Charles Schwab Corp. (The)(a)	9,963	334,956
Chemours Co. (The)	1,284	11,389
Chevron Corp.	9,504	688,660
Chipotle Mexican Grill, Inc.*	213	139,387
Choice Hotels International, Inc.	1,731	106,024
Church & Dwight Co., Inc.	4,398	282,264
Ciena Corp.*	2,071	82,447
Cigna Corp.	2,637	467,224
Cincinnati Financial Corp.	3,245	244,835
Cintas Corp.	1,948	337,433
Cirrus Logic, Inc.*	2,495	163,747
Cisco Systems, Inc.	22,375	879,561
Citigroup, Inc.	12,367	520,898
Citizens Financial Group, Inc.	6,358	119,594
Citrix Systems, Inc.	1,864	263,849
Clear Channel Outdoor Holdings, Inc.*	103,459	66,214
Clorox Co. (The)(a)	1,494	258,836
Cloudflare, Inc. (Class A Stock)*	6,129	143,909
CME Group, Inc.	2,479	428,644
CMS Energy Corp.	5,294	311,022
Coca-Cola Co. (The)	29,980	1,326,615
Colgate-Palmolive Co.	1,107	73,461
Comcast Corp. (Class A Stock)	24,049	826,805
Comerica, Inc.	546	16,020
Concho Resources, Inc.(a)	718	30,766
ConocoPhillips	6,841	210,703
Consolidated Edison, Inc.	6,623	516,594
Constellium SE*	44,267	230,631
Continental Resources, Inc.(a)	14,932	114,080
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Copart, Inc.*	804	$ 55,090
Corteva, Inc.	1,867	43,875
Costco Wholesale Corp.	4,697	1,339,256
Crown Castle International Corp., REIT	818	118,119
CSX Corp.	3,535	202,556
Cullen/Frost Bankers, Inc.	2,726	152,084
Curtiss-Wright Corp.	515	47,591
CVS Health Corp.	12,759	756,991
D.R. Horton, Inc.	6,567	223,278
Danaher Corp.	1,828	253,013
Darden Restaurants, Inc.	1,981	107,885
Deere & Co.	775	107,074
Dell Technologies, Inc. (Class C Stock)*	2,741	108,407
Delta Air Lines, Inc.	4,587	130,867
DexCom, Inc.*	259	69,741
Digital Realty Trust, Inc., REIT	1,298	180,305
Discover Financial Services	1,454	51,864
Discovery, Inc. (Class A Stock)*(a)	11,037	214,559
Discovery, Inc. (Class C Stock)*	1	18
DocuSign, Inc.*	2,374	219,358
Dollar General Corp.	3,676	555,113
Domino’s Pizza, Inc.	41	13,287
Domtar Corp.	4,987	107,919
Douglas Emmett, Inc., REIT	3,507	106,999
Dow, Inc.	5,235	153,071
DTE Energy Co.	6,472	614,646
Duke Energy Corp.	1,910	154,481
Dunkin’ Brands Group, Inc.	559	29,683
DuPont de Nemours, Inc.	1,396	47,604
E*TRADE Financial Corp.	1,273	43,689
East West Bancorp, Inc.	1,673	43,063
Ecolab, Inc.	2,081	324,282
Edwards Lifesciences Corp.*	3,439	648,664
Electronic Arts, Inc.*	996	99,769
Element Solutions, Inc.*	86,895	726,442
Eli Lilly & Co.	2,890	400,901
EMCOR Group, Inc.	5,830	357,496
EOG Resources, Inc.	10,487	376,693
Equinix, Inc., REIT	371	231,715
Equitable Holdings, Inc.	2,161	31,226
Equity Residential, REIT	6,107	376,863
Essex Property Trust, Inc., REIT	88	19,381
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,986	316,449
Eversource Energy	8,036	628,496
Expeditors International of Washington, Inc.	1,209	80,664
Extended Stay America, Inc., UTS	5,729	41,879
Exxon Mobil Corp.	30,814	1,170,008
Facebook, Inc. (Class A Stock)*	16,409	2,737,021
FactSet Research Systems, Inc.(a)	1,070	278,928
FedEx Corp.	891	108,043
Ferguson PLC	648	40,111
Fidelity National Information Services, Inc.	2,794	339,862
Fifth Third Bancorp	3,062	45,471
First American Financial Corp.	2,098	88,976

A10

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
First Horizon National Corp.(a)	9,538	$ 76,876
First Republic Bank	532	43,773
Fiserv, Inc.*	3,240	307,768
Fluor Corp.	5,574	38,516
FMC Corp.	262	21,403
Ford Motor Co.(a)	33,929	163,877
Fortive Corp.	3,014	166,343
Gaming & Leisure Properties, Inc., REIT	12,600	349,146
Gartner, Inc.*	520	51,776
GATX Corp.	5,779	361,534
General Electric Co.	24,848	197,293
General Mills, Inc.	12,460	657,514
General Motors Co.	19,108	397,064
Gilead Sciences, Inc.	21,415	1,600,985
Globe Life, Inc.	4,453	320,482
Goldman Sachs Group, Inc. (The)	1,503	232,349
Goodyear Tire & Rubber Co. (The)	12,527	72,907
H&R Block, Inc.	10,936	153,979
Halliburton Co.	2	14
Harley-Davidson, Inc.	924	17,491
Hartford Financial Services Group, Inc. (The)	446	15,717
HCA Healthcare, Inc.	991	89,041
HEICO Corp.	2,183	162,874
Helmerich & Payne, Inc.	1	16
Hershey Co. (The)	5,948	788,110
Hexcel Corp.	2,577	95,839
Hologic, Inc.*	4,918	172,622
Home Depot, Inc. (The)	7,920	1,478,743
Honeywell International, Inc.	8,541	1,142,700
Host Hotels & Resorts, Inc., REIT(a)	20,126	222,191
HP, Inc.	9,340	162,142
Hubbell, Inc.	3,455	396,427
Humana, Inc.	254	79,761
IDEX Corp.	1,889	260,890
IDEXX Laboratories, Inc.*	1,661	402,361
IHS Markit Ltd.	3,553	213,180
Illinois Tool Works, Inc.(a)	668	94,936
Incyte Corp.*	1,522	111,456
Intel Corp.	31,131	1,684,810
Intercontinental Exchange, Inc.	4,966	401,004
International Business Machines Corp.	1,772	196,568
International Paper Co.	1,506	46,882
Interpublic Group of Cos., Inc. (The)	32,415	524,799
Intuit, Inc.	2,058	473,340
Intuitive Surgical, Inc.*	226	111,917
Invesco Ltd.	6,700	60,836
Jack Henry & Associates, Inc.(a)	1,522	236,275
JBS SA	3,284	12,855
Johnson & Johnson	20,745	2,720,292
JPMorgan Chase & Co.	21,549	1,940,056
Keysight Technologies, Inc.*	429	35,899
Kinder Morgan, Inc.	4,893	68,111
Kroger Co. (The)	3,451	103,944
Lam Research Corp.	1,931	463,440
Lamar Advertising Co. (Class A Stock), REIT(a)	2,819	144,558
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Lamb Weston Holdings, Inc.	1,032	$ 58,927
Landstar System, Inc.	2,444	234,282
Lennox International, Inc.	172	31,268
Lincoln National Corp.	1,189	31,294
Lithia Motors, Inc. (Class A Stock)	1,043	85,307
Live Nation Entertainment, Inc.*	2,065	93,875
Lockheed Martin Corp.	2,718	921,266
Lowe’s Cos., Inc.	4,266	367,089
Lululemon Athletica, Inc.*	1,410	267,266
Lyft, Inc. (Class A Stock)*	836	22,447
LyondellBasell Industries NV (Class A Stock)	2,223	110,327
M&T Bank Corp.	476	49,233
Macerich Co. (The), REIT(a)	7,613	42,861
Manhattan Associates, Inc.*	1,426	71,043
Marathon Oil Corp.	34,727	114,252
Marathon Petroleum Corp.	7,194	169,922
Marsh & McLennan Cos., Inc.	3,864	334,081
MasTec, Inc.*(a)	3,674	120,250
Mastercard, Inc. (Class A Stock)	8,790	2,123,312
Maxim Integrated Products, Inc.	1,541	74,908
McDonald’s Corp.(a)	5,584	923,314
McKesson Corp.	892	120,652
Medtronic PLC	5,504	496,351
Merck & Co., Inc.	21,552	1,658,211
MetLife, Inc.	9,715	296,988
Mettler-Toledo International, Inc.*	59	40,740
Micron Technology, Inc.*	2,715	114,193
Microsoft Corp.	50,279	7,929,516
Molson Coors Beverage Co. (Class B Stock)	7,993	311,807
Mondelez International, Inc. (Class A Stock)	3,303	165,414
Moody’s Corp.	1,293	273,470
Morgan Stanley	15,470	525,980
Mosaic Co. (The)	12,084	130,749
Motorola Solutions, Inc.	494	65,662
Mylan NV*	10,028	149,517
Nasdaq, Inc.	321	30,479
National Instruments Corp.	7,804	258,156
National Retail Properties, Inc., REIT	2,173	69,949
Netflix, Inc.*	2,353	883,551
New Relic, Inc.*	779	36,021
Newmont Corp.(a)	3,364	152,322
NextEra Energy, Inc.	3,684	886,444
NIKE, Inc. (Class B Stock)	12,269	1,015,137
Norfolk Southern Corp.	1,084	158,264
Northern Trust Corp.	1,063	80,214
Northrop Grumman Corp.	1,552	469,558
NVIDIA Corp.	3,873	1,020,923
ONEOK, Inc.	2,528	55,136
Oracle Corp.	4,170	201,536
O’Reilly Automotive, Inc.*	115	34,621
Oshkosh Corp.	3,515	226,120
PACCAR, Inc.	12,644	772,928
Packaging Corp. of America	543	47,149
Park Hotels & Resorts, Inc., REIT	12,288	97,198
Patterson-UTI Energy, Inc.	8,673	20,382

A11

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Paychex, Inc.	11,049	$ 695,203
Paylocity Holding Corp.*(a)	577	50,961
PayPal Holdings, Inc.*	6,958	666,159
PepsiCo, Inc.	14,096	1,692,930
Pfizer, Inc.	30,084	981,942
Philip Morris International, Inc.	4,236	309,059
Phillips 66	884	47,427
Pinnacle West Capital Corp.	2,367	179,395
Pinterest, Inc. (Class A Stock)*	4,486	69,264
Pool Corp.	178	35,025
PPD, Inc.*	1,439	25,629
PPG Industries, Inc.	4,627	386,817
Procter & Gamble Co. (The)	20,185	2,220,350
Progressive Corp. (The)	2,905	214,505
Prologis, Inc., REIT	8,499	683,065
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	663	38,461
QUALCOMM, Inc.	5,321	359,966
Quest Diagnostics, Inc.	230	18,469
Qurate Retail, Inc. (Class A Stock)*	2	12
Ralph Lauren Corp.	648	43,306
Raytheon Co.	2,884	378,237
Realty Income Corp., REIT	3,013	150,228
Regeneron Pharmaceuticals, Inc.*	557	271,978
Regions Financial Corp.	5,200	46,644
Reinsurance Group of America, Inc.	320	26,925
Reliance Steel & Aluminum Co.	1,606	140,670
Resideo Technologies, Inc.*	3,195	15,464
RingCentral, Inc. (Class A Stock)*	1,074	227,591
RLJ Lodging Trust, REIT	31,960	246,731
Robert Half International, Inc.(a)	6,782	256,021
Rockwell Automation, Inc.	652	98,393
Roper Technologies, Inc.	1,202	374,796
Ross Stores, Inc.	629	54,704
Ryder System, Inc.	1,557	41,167
S&P Global, Inc.	2,320	568,516
salesforce.com, Inc.*	6,309	908,370
SBA Communications Corp., REIT	146	39,416
Schlumberger Ltd.	2,919	39,377
ServiceNow, Inc.*	1,569	449,644
Sherwin-Williams Co. (The)	1,095	503,174
Simon Property Group, Inc., REIT(a)	3,406	186,853
Sirius XM Holdings, Inc.(a)	116,675	576,374
SiteOne Landscape Supply, Inc.*	1	74
Skyworks Solutions, Inc.	2,142	191,452
Slack Technologies, Inc. (Class A Stock)*	5,048	135,488
Smartsheet, Inc. (Class A Stock)*	3,137	130,217
Snap-on, Inc.	1,714	186,517
Southwest Gas Holdings, Inc.	2,159	150,180
Spotify Technology SA*	295	35,825
Square, Inc. (Class A Stock)*(a)	1,047	54,842
Stanley Black & Decker, Inc.	269	26,900
Starbucks Corp.	8,388	551,427
State Street Corp.	1,280	68,186
Steel Dynamics, Inc.	1,864	42,015
STERIS PLC	2,227	311,713
Stryker Corp.	5,768	960,314
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
SVB Financial Group*	188	$ 28,403
Synchrony Financial	2,403	38,664
Sysco Corp.	893	40,748
T. Rowe Price Group, Inc.(a)	2,838	277,131
Target Corp.	3,915	363,978
TD Ameritrade Holding Corp.	1,726	59,823
Teladoc Health, Inc.*(a)	864	133,929
Teledyne Technologies, Inc.*	1,218	362,075
Telephone & Data Systems, Inc.	9,476	158,818
Tesla, Inc.*(a)	832	435,968
Texas Instruments, Inc.	6,221	621,665
Texas Roadhouse, Inc.(a)	2,493	102,961
Thermo Fisher Scientific, Inc.	1,384	392,502
TJX Cos., Inc. (The)	6,904	330,080
Trane Technologies PLC	1,069	88,289
Transocean Ltd.*(a)	28,196	32,707
TransUnion	1,602	106,020
Travelers Cos., Inc. (The)	1,025	101,834
Truist Financial Corp.	7,160	220,814
Twilio, Inc. (Class A Stock)*(a)	605	54,141
Twitter, Inc.*	7,284	178,895
U.S. Bancorp	7,330	252,519
UCI International Holdings, Inc.*^	30,714	698,743
Union Pacific Corp.	3,286	463,457
United Parcel Service, Inc. (Class B Stock)	3,753	350,605
United States Cellular Corp.*	6,125	179,401
United Technologies Corp.	1,206	113,762
United Therapeutics Corp.*	522	49,499
UnitedHealth Group, Inc.	7,044	1,756,633
Unum Group	11,407	171,219
Vail Resorts, Inc.(a)	465	68,685
Valero Energy Corp.	5,020	227,707
Veeva Systems, Inc. (Class A Stock)*(a)	1,880	293,976
Ventas, Inc., REIT	2,660	71,288
VeriSign, Inc.*	709	127,684
Verizon Communications, Inc.	20,648	1,109,417
Vertex Pharmaceuticals, Inc.*	2,648	630,092
VICI Properties, Inc., REIT	32,374	538,703
Visa, Inc. (Class A Stock)(a)	9,189	1,480,532
W.W. Grainger, Inc.	179	44,482
Walgreens Boots Alliance, Inc.	960	43,920
Walmart, Inc.	5,458	620,138
Walt Disney Co. (The)	9,236	892,198
Webster Financial Corp.	759	17,381
Wells Fargo & Co.	26,580	762,846
Welltower, Inc., REIT	4,762	218,004
Westrock Co.	6,260	176,908
Weyerhaeuser Co., REIT	2,182	36,985
Whirlpool Corp.	467	40,069
Williams Cos., Inc. (The)	23,367	330,643
Willis Towers Watson PLC	694	117,876
Workday, Inc. (Class A Stock)*	1,626	211,738
Xcel Energy, Inc.	8,315	501,394
Yelp, Inc.*	3,951	71,237
Yum! Brands, Inc.	251	17,201
Zions Bancorp NA	1,367	36,581

A12

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Zoetis, Inc.	5,218	$ 614,106
Zoom Video Communications, Inc. (Class A Stock)*	1,011	147,727
Zscaler, Inc.*(a)	2,418	147,159
Zynga, Inc. (Class A Stock)*	4,494	30,784
		146,817,112

Total Common Stocks (cost $296,115,706)		255,040,336
Exchange-Traded Fund — 1.0%
United States
SPDR Bloomberg Barclays High Yield Bond ETF(a)	165,000	15,632,100
(cost $14,295,600)
Preferred Stocks — 0.1%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	94,172	378,421
Cia Paranaense de Energia (PRFC)	1,200	12,452
Itau Unibanco Holding SA (PRFC)	82,569	368,979
Itausa - Investimentos Itau SA (PRFC)	6	10
Metalurgica Gerdau SA (PRFC)	1,500	1,322
Petroleo Brasileiro SA (PRFC)	573	1,538
Randon SA Implementos e Participacoes (PRFC)	4,700	4,921
		767,643
Colombia — 0.0%
Bancolombia SA (PRFC)	1,129	7,088
Germany — 0.0%
Henkel AG & Co. KGaA (PRFC)	1,519	122,090
Sartorius AG (PRFC)*	214	51,982
		174,072
Russia — 0.0%
Surgutneftegas PJSC (PRFC)	21,175	10,107
South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)	1,213	39,408

Total Preferred Stocks (cost $1,821,289)		998,318

	Units
Rights* — 0.0%
China — 0.0%
Legend Holdings Corp.^	1,076	—
United States — 0.0%
Bristol-Myers Squibb Co., CVR, expiring 12/31/20	7,493	28,473

Total Rights (cost $17,234)		28,473

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 4.6%
Cayman Islands — 0.1%
AIMCO CLO,
Series 2017-AA, Class C, 144A, 3 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
4.269%(c)	07/20/29	250	$ 205,131
Allegro CLO Ltd.,
Series 2014-01RA, Class B, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.969%(c)	10/21/28	250	205,691
Apidos CLO,
Series 2013-15A, Class DRR, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
4.519%(c)	04/20/31	250	174,974
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.669%(c)	04/20/27	250	205,532
CIFC Funding Ltd.,
Series 2014-04RA, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.036%(c)	10/17/30	250	204,703
			996,031
Ireland — 0.2%
Trafigura Securitisation Finance PLC,
Series 2017-01A, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.555%(c)	12/15/20	2,590	2,582,313
United States — 4.3%
ALM Ltd.,
Series 2013-7R2A, Class BR2, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 0.000%)
4.031%(c)	10/15/27	250	205,363
AmeriCredit Automobile Receivables Trust,
Series 2017-03, Class C
2.690%	06/19/23	1,720	1,704,271
Avant Loans Funding Trust,
Series 2019-A, Class B, 144A
3.800%	12/15/22	1,000	895,002
Series 2019-B, Class B, 144A
3.150%	10/15/26	2,120	1,673,238
Series 2020-REV01, Class A, 144A
2.170%	05/15/29	2,800	2,584,333
College Loan Corp. Trust,
Series 2004-01, Class A4, 3 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
1.984%(c)	04/25/24	351	311,961
Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	2,587	2,417,184
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
1.727%(c)	11/25/34	91	77,637
Discover Card Execution Note Trust,
Series 2015-A02, Class A
1.900%	10/17/22	750	749,850

A13

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Drive Auto Receivables Trust,
Series 2017-03, Class D, 144A
3.530%	12/15/23	2,830	$ 2,830,315
Series 2017-AA, Class D, 144A
4.160%	05/15/24	1,342	1,339,128
Series 2017-BA, Class D, 144A
3.720%	10/17/22	1,175	1,173,547
Series 2018-01, Class D
3.810%	05/15/24	2,550	2,545,584
Series 2018-02, Class C
3.630%	08/15/24	1,930	1,936,825
Series 2018-02, Class D
4.140%	08/15/24	2,810	2,832,818
Series 2018-03, Class C
3.720%	09/16/24	1,649	1,647,625
Series 2018-03, Class D
4.300%	09/16/24	1,070	1,061,948
Series 2018-04, Class C
3.660%	11/15/24	2,025	2,026,246
Series 2018-04, Class D
4.090%	01/15/26	520	520,879
Series 2019-01, Class B
3.410%	06/15/23	1,400	1,394,511
Series 2019-01, Class C
3.780%	04/15/25	750	747,336
Series 2020-01, Class C
2.360%	03/16/26	2,340	2,180,024
DT Auto Owner Trust,
Series 2019-03A, Class C, 144A
2.740%	04/15/25	1,200	1,174,413
Exeter Automobile Receivables Trust,
Series 2020-01A, Class B, 144A
2.260%	04/15/24	2,180	2,122,096
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,060	1,053,493
Marlette Funding Trust,
Series 2018-03A, Class A, 144A
3.200%	09/15/28	258	256,720
Series 2018-03A, Class B, 144A
3.860%	09/15/28	3,000	2,929,095
Series 2018-04A, Class A, 144A
3.710%	12/15/28	553	538,243
Series 2019-01A, Class A, 144A
3.440%	04/16/29	1,223	1,180,473
Series 2019-02A, Class A, 144A
3.130%	07/16/29	1,507	1,446,663
Series 2019-04A, Class A, 144A
2.390%	12/17/29	1,581	1,524,169
Series 2020-01A, Class A, 144A
2.240%	03/15/30	1,973	1,912,821
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,380	1,922,350
Prosper Marketplace Issuance Trust,
Series 2018-02A, Class A, 144A
3.350%	10/15/24	161	160,112
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2019-02A, Class A, 144A
3.200%	09/15/25	426	$ 415,120
Series 2019-04A, Class A, 144A
2.480%	02/17/26	804	763,363
Santander Drive Auto Receivables Trust,
Series 2016-03, Class D
2.800%	08/15/22	1,000	992,657
Series 2017-01, Class C
2.580%	05/16/22	209	208,969
Series 2017-02, Class D
3.490%	07/17/23	1,000	996,300
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	1,660	1,589,566
SLM Private Credit Student Loan Trust,
Series 2005-A, Class A3, 3 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.941%(c)	06/15/23	186	185,088
SoFi Consumer Loan Program LLC,
Series 2016-02, Class A, 144A
3.090%	10/27/25	24	23,889
Series 2017-01, Class A, 144A
3.280%	01/26/26	580	569,816
Series 2017-03, Class A, 144A
2.770%	05/25/26	293	290,102
Series 2017-06, Class A2, 144A
2.820%	11/25/26	528	515,473
SoFi Consumer Loan Program Trust,
Series 2018-01, Class A2, 144A
3.140%	02/25/27	1,503	1,468,397
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	30	29,968
Upgrade Master Pass-Through Trust,
Series 2019-ST03, Class A, 144A
3.750%	11/15/25	999	836,227
Upgrade Receivables Trust,
Series 2019-02A, Class A, 144A
2.770%	10/15/25	1,158	1,115,942
Upstart Securitization Trust,
Series 2020-01, Class A, 144A
2.322%	04/22/30	2,570	2,424,687
Westlake Automobile Receivables Trust,
Series 2018-02A, Class B, 144A
3.200%	01/16/24	1,107	1,103,463
Series 2018-03A, Class C, 144A
3.610%	10/16/23	2,500	2,492,862
Series 2018-03A, Class D, 144A
4.000%	10/16/23	660	659,355
			65,757,517

Total Asset-Backed Securities (cost $72,278,336)			69,335,861

A14

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans — 1.1%
Canada — 0.1%
GFL Environmental, Inc.,
Effective Date Incremental Term Loan, 1 Month LIBOR + 3.000%
3.995%(c)	05/30/25		163	$ 157,523
Titan Acquisition Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.450%(c)	03/28/25		630	526,411
Xplornet Communications, Inc.,
Term B Loan, 3 Month LIBOR + 4.000%
5.450%(c)	09/09/21^		199	190,897
				874,831
Luxembourg — 0.2%
Intelsat Jackson Holdings SA,
Tranche B-4 Term Loan, 6 Month LIBOR + 4.500%
6.432%(c)	01/02/24		267	243,767
Tranche B-5 Term Loan
6.625%	01/02/24		1,238	1,138,421
Invictus US Newco LLC,
Initial Term Loan (Second Lien), 6 Month LIBOR + 6.750%
8.529%(c)	03/30/26^		61	42,875
Ortho-Clinical Diagnostics, Inc.,
2020 Incremental Euro Term Loan, 3 Month EURIBOR + 3.500%
3.500%(c)	06/30/25	EUR	1,000	893,349
Second Amendment New Term Loan, 1 Month LIBOR + 3.250%
4.765%(c)	06/30/25		159	133,688
				2,452,100
Saint Lucia — 0.0%
Digicel International Finance Ltd.,
Initial Term B Loan (First Lien), 3 Month LIBOR + 3.250%
4.870%(c)	05/27/24		213	162,806
United Kingdom — 0.0%
Alpha Bidco, Inc.,
Initial Term B-1 Loan, 1 - 3 Month LIBOR + 3.000%
4.450%(c)	01/31/24^		691	629,135
Connect Finco SARL,
Initial Term Loan, 1 Month LIBOR + 4.500%
5.490%(c)	12/11/26		27	21,345
				650,480
United States — 0.8%
Advanced Disposal Services, Inc.,
Term Loan
—%(p)	11/10/23		34	33,094
Advisor Group Holdings, Inc.,
Initial Term B Loan, 1 Month LIBOR + 5.000%
5.989%(c)	07/31/26		112	83,231
AHP Health Partners, Inc.,
Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	06/30/25		173	151,820
A-L Parent LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
4.250%(c)	12/01/23		84	55,065
Ascend Performance Materials Operations LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%
6.700%(c)	08/27/26^		466	391,154
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
AVSC Holding Corp.,
Initial Loan (Second Lien), 3 Month LIBOR + 7.250%
9.013%(c)	09/01/25^	333	$ 199,954
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	10/02/25	123	103,935
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.984%(c)	06/21/24	1,105	884,222
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.084%(c)	04/03/24	106	86,161
California Resources Corp.,
Loan, 3 Month LIBOR + 10.375%
11.988%(c)	12/31/21	513	22,214
CCC Information Services, Inc.,
Term Loan
—%(p)	04/27/24	28	25,785
Chesapeake Energy Corp.,
Class A Term Loan, 1 Month LIBOR + 8.000%
9.000%(c)	06/24/24	1,596	614,460
Chobani LLC,
New Term Loan (First Lien), 1 Month LIBOR + 3.500%
4.500%(c)	10/10/23	149	132,068
Clear Channel Outdoor Holdings, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
4.489%(c)	08/21/26	220	195,998
Consol Energy, Inc.,
Initial Term B Loan, 1 Month LIBOR + 4.500%
5.490%(c)	09/27/24^	156	128,044
Deerfield Dakota Holding LLC,
Term Loan
—%(p)	03/06/27^	98	82,194
Dun & Bradstreet Corp. (The),
Initial Term Borrowing, 1 Month LIBOR + 4.000%
4.959%(c)	02/06/26^	333	301,365
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	04/29/24	158	139,646
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.739%(c)	10/10/25	788	397,867
Financial & Risk Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
4.239%(c)	10/01/25	221	210,894
Frontier Communications Corp.,
Term B-1 Loan, 3 - 6 Month LIBOR + 3.750%
5.280%(c)	06/15/24	722	678,741
Gentiva Health Services, Inc.,
Term B Loan (First Lien), 1 Month LIBOR + 3.250%
4.250%(c)	07/02/25^	186	173,844
Immucor, Inc.,
Term B-3 Loan, 3 Month LIBOR + 5.000%
6.450%(c)	06/15/21^	604	521,971
Infor US, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	02/01/22	36	34,796

A15

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%
4.243%(c)	02/25/27	233	$ 202,710
Initial Loan (Second Lien)
7.125%	02/25/25	495	430,650
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	08/18/22	81	77,529
Jefferies Finance LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	06/03/26	—(r )	57
Kronos, Inc.,
2018 New Incremental Term Loan, 3 Month LIBOR + 3.000%
4.763%(c)	11/01/23	62	56,547
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.250%
10.013%(c)	11/01/24	693	642,411
Ligado Networks LLC,
Junior Loan, 3 Month LIBOR + 12.500%
13.500%(c)	12/07/20	934	115,225
McDermott Technology Americas, Inc.,
Roll-Up DIP Loan, 3 Month LIBOR + 9.000%
10.647%(c)	10/23/20	264	238,689
Term Facility (Superpriority DIP), 2 - 3 Month LIBOR + 9.000%
10.726%(c)	10/21/20	137	124,368
Mitchell International, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
8.239%(c)	12/01/25^	114	85,500
Momentive Performance Materials, Inc.,
Initial Dollar Term Loan (First Lien), 1 Month LIBOR + 3.250%
4.240%(c)	05/15/24^	90	72,323
New LightSquared LLC,
Loan, 3 Month LIBOR + 10.750%
11.750%(c)	12/07/20	1,099	530,138
Panther BF Aggregator, LP,
Initial Dollar Term Loan (First Lien), 1 Month LIBOR + 3.500%
4.441%(c)	04/30/26^	216	196,516
Peak 10 Holding Corp.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.713%(c)	08/01/25	76	29,545
PetSmart, Inc.,
Amended Loan, 6 Month LIBOR + 4.000%
5.000%(c)	03/11/22	275	263,260
Pioneer Energy Services Corp.,
Term Loan, PRIME + 6.750%
10.000%(c)	11/08/22^	881	755,458
Pug LLC,
USD Term B Loan, 1 Month LIBOR + 3.500%
4.489%(c)	02/12/27^	199	169,425
Quorum Health Corp.,
Term Loan, 3 Month LIBOR + 6.750%
8.527%(c)	04/29/22	240	197,976
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
4.239%(c)	05/30/25^	7	6,177
Sequa Mezzanine Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 5.000%
6.742%(c)	11/28/21^	202	159,801
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Sotera Health Holdings LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
5.500%(c)	12/11/26	205	$ 180,056
Sotheby’s,
Initial Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	01/15/27^	265	205,060
SRS Distribution, Inc.,
Initial Term Loan, 1 - 6 Month LIBOR + 3.000%
4.031%(c)	05/23/25	459	380,259
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	04/16/25^	96	86,324
Term B-4 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	04/16/25^	57	51,689
Tempo Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	05/01/24	26	23,353
TIBCO Software, Inc.,
Term B-3 Loan, 1 Month LIBOR + 3.750%
4.740%(c)	06/30/26^	257	241,224
Term Loan (Second Lien), 1 Month LIBOR + 7.250%
8.240%(c)	03/03/28^	214	199,020
Ultimate Software Group, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
4.739%(c)	05/04/26	96	89,699
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
5.489%(c)	08/27/25^	665	624,800
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	03/09/27	409	378,325
			12,462,637

Total Bank Loans (cost $21,789,465)			16,602,854
Commercial Mortgage-Backed Securities — 1.1%
United States
Banc of America Commercial Mortgage Trust,
Series 2015-UBS07, Class B
4.360%(cc)	09/15/48	240	236,226
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class AM
3.691%	05/10/58	840	843,956
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A2
2.674%	04/10/48	503	502,003
Series 2016-GC36, Class A5
3.616%	02/10/49	370	393,145
Series 2017-P08, Class AS
3.789%(cc)	09/15/50	680	684,631
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	189	191,819
Series 2013-LC06, Class AM
3.282%	01/10/46	190	188,766
Series 2014-CR17, Class A5
3.977%	05/10/47	360	378,106

A16

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2014-UBS06, Class A5
3.644%	12/10/47	350	$ 362,569
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4
3.504%	06/15/57	200	207,217
DBJPM Mortgage Trust,
Series 2016-C01, Class B
4.195%(cc)	05/10/49	220	212,197
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class AS
4.085%	05/10/45	160	162,342
Series 2014-GC20, Class A5
3.998%	04/10/47	490	519,671
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	250	263,789
Series 2013-C17, Class A3
3.928%	01/15/47	482	506,127
Series 2014-C22, Class A4
3.801%	09/15/47	1,030	1,090,133
Series 2015-C33, Class A4
3.770%	12/15/48	870	929,537
Series 2016-C01, Class A5
3.576%	03/15/49	490	519,188
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C05, Class A3
4.171%	08/15/46	39	39,888
Series 2012-C08, Class A3
2.829%	10/15/45	290	293,730
Series 2012-CBX, Class AS
4.271%	06/15/45	170	173,563
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class A4
4.039%	11/15/46	310	322,958
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	154,397
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4
3.244%	03/15/45	330	331,959
Series 2015-UBS08, Class A3
3.540%	12/15/48	1,180	1,221,898
Series 2019-L03, Class AS
3.490%	11/15/52	380	367,347
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	725	722,583
Series 2013-C06, Class A4
3.244%	04/10/46	650	661,075
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	500	500,323
Series 2018-C46, Class AS
4.382%	08/15/51	770	806,533
WFRBS Commercial Mortgage Trust,
Series 2012-C08, Class AS
3.660%	08/15/45	340	342,543
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2012-C10, Class AS
3.241%	12/15/45		390	$ 389,387
Series 2013-C15, Class A4
4.153%(cc)	08/15/46		450	468,818
Series 2014-C23, Class AS
4.210%(cc)	10/15/57		450	461,971
Series 2014-C24, Class AS
3.931%	11/15/47		940	954,486
Series 2014-C25, Class B
4.236%(cc)	11/15/47		210	210,244

Total Commercial Mortgage-Backed Securities (cost $16,920,245)				16,615,125
Convertible Bonds — 0.1%
China — 0.0%
European TopSoho Sarl,
Sr. Sec’d. Notes
4.000%	09/21/21	EUR	100	43,114
United States — 0.1%
DISH Network Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/24		44	35,655
3.375%	08/15/26		372	300,980
PDC Energy, Inc.,
Gtd. Notes
1.125%	09/15/21		214	172,136
SM Energy Co.,
Sr. Unsec’d. Notes
1.500%	07/01/21		710	253,349
				762,120

Total Convertible Bonds (cost $1,252,482)				805,234
Corporate Bonds — 17.5%
Belgium — 0.0%
Telenet Finance Luxembourg Notes Sarl,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		400	390,183
Brazil — 0.0%
Oi SA,
Gtd. Notes, Cash coupon 10.000% or PIK 4.000%
10.000%	07/27/25		20	13,644
Canada — 0.7%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
4.375%	01/15/28		340	316,672
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		453	430,341
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.050%	11/01/22		910	904,663
Baytex Energy Corp.,
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27(a)		77	29,341

A17

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22	56	$ 42,413
6.125%	01/15/23	314	221,323
7.500%	12/01/24	472	312,610
7.500%	03/15/25	196	137,712
8.750%	12/01/21(a)	490	407,892
Brookfield Finance LLC,
Gtd. Notes
3.450%	04/15/50	300	239,653
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
4.875%	02/15/30	145	111,035
6.250%	09/15/27	162	140,657
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
2.250%	01/28/25	122	120,165
2.606%(ff)	07/22/23	120	120,920
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38	50	38,812
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/15/47	228	103,462
Fairstone Financial, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	187	176,689
Garda World Security Corp.,
Sr. Sec’d. Notes, 144A
4.625%	02/15/27(a)	238	216,160
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	12/15/26	99	97,149
Sr. Unsec’d. Notes, 144A
8.500%	05/01/27	316	317,523
Husky III Holding Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	02/15/25	328	237,533
Intertape Polymer Group, Inc.,
Gtd. Notes, 144A
7.000%	10/15/26	142	135,554
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	214	186,013
5.250%	12/15/27	166	154,400
MEG Energy Corp.,
Sec’d. Notes, 144A
6.500%	01/15/25	390	247,008
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27	363	180,543
National Bank of Canada,
Gtd. Notes
2.150%	06/12/20	900	897,096
Gtd. Notes, MTN
2.100%	02/01/23	370	368,139
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
New Gold, Inc.,
Gtd. Notes, 144A
6.250%	11/15/22	208	$ 202,114
6.375%	05/15/25	249	231,754
Norbord, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/23	138	133,923
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	58	50,873
Open Text Corp.,
Gtd. Notes, 144A
3.875%	02/15/28	126	118,956
Ritchie Bros Auctioneers, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25	88	88,865
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23(a)	785	776,990
2.250%	11/01/24	57	57,656
Superior Plus LP/Superior General Partner, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	242	237,281
Telesat Canada/Telesat LLC,
Gtd. Notes, 144A
6.500%	10/15/27	22	21,317
Sr. Sec’d. Notes, 144A
4.875%	06/01/27	173	165,211
Tervita Corp.,
Sec’d. Notes, 144A
7.625%	12/01/21	77	53,926
Titan Acquisition Ltd./Titan Co-Borrower LLC,
Sr. Unsec’d. Notes, 144A
7.750%	04/15/26	142	118,643
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24	554	563,906
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
5.100%	03/15/49	390	437,759
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27	100	101,577
Xplornet Communications, Inc.,
Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22	152	144,067
			10,396,296
Chile — 0.0%
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	09/07/27	200	179,854
China — 0.2%
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
2.800%	06/06/23	200	202,003
3.400%	12/06/27	490	523,974

A18

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
China (cont’d.)
3.600%	11/28/24		1,300	$ 1,371,853
4.200%	12/06/47		250	305,133
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		500	511,533
				2,914,496
Finland — 0.0%
Citycon OYJ,
Sub. Notes
4.496%(ff)	—(rr)	EUR	100	83,760
Nokia OYJ,
Sr. Unsec’d. Notes
4.375%	06/12/27		19	18,258
6.625%	05/15/39		306	309,844
				411,862
France — 0.1%
Altice France SA,
Sr. Sec’d. Notes
5.875%	02/01/27	EUR	100	112,621
Sr. Sec’d. Notes, 144A
5.500%	01/15/28(a)		396	373,586
7.375%	05/01/26		473	477,183
BNP Paribas SA,
Jr. Sub. Notes, 144A
4.500%(ff)	—(rr)		220	169,623
Electricite de France SA,
Jr. Sub. Notes
3.000%(cc)	—(rr)	EUR	200	205,623
				1,338,636
Germany — 0.1%
ADLER Real Estate AG,
Sr. Unsec’d. Notes
3.000%	04/27/26	EUR	100	95,663
Atotech Alpha 2 BV,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23(a)		516	467,038
Deutsche Telekom International Finance BV,
Gtd. Notes
8.750%	06/15/30		498	684,300
Nidda BondCo GmbH,
Sr. Unsec’d. Notes
7.250%	09/30/25	EUR	100	97,347
Nidda Healthcare Holding GmbH,
Sr. Sec’d. Notes
3.500%	09/30/24	EUR	100	102,018
Tele Columbus AG,
Sr. Sec’d. Notes
3.875%	05/02/25	EUR	100	91,810
thyssenkrupp AG,
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	43	41,852
2.875%	02/22/24	EUR	64	62,441
				1,642,469
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Ireland — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.300%	01/23/23		400	$ 338,910
Italy — 0.1%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47	EUR	100	120,018
Autostrade per l’Italia SpA,
Gtd. Notes, EMTN
5.875%	06/09/24	EUR	100	111,459
Banca Monte dei Paschi di Siena SpA,
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	100	91,541
Banco BPM SpA,
Sr. Unsec’d. Notes, EMTN
2.500%	06/21/24	EUR	100	103,101
F-Brasile SpA/F-Brasile US LLC,
Sr. Sec’d. Notes, Series XR, 144A
7.375%	08/15/26		439	424,726
Rossini Sarl,
Sr. Sec’d. Notes
6.750%	10/30/25	EUR	100	110,792
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34		263	260,397
6.375%	11/15/33		174	176,892
7.200%	07/18/36		101	104,536
7.721%	06/04/38		197	207,268
Telecom Italia SpA,
Sr. Unsec’d. Notes, EMTN
2.750%	04/15/25	EUR	100	103,779
4.000%	04/11/24	EUR	150	165,401
				1,979,910
Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.193%	02/25/25		1,740	1,726,135
2.998%	02/22/22		195	197,969
3.455%	03/02/23		400	409,575
3.535%	07/26/21		265	268,724
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.648%	01/16/25		210	205,437
ORIX Corp.,
Sr. Unsec’d. Notes
2.900%	07/18/22		1,280	1,287,023
SoftBank Group Corp.,
Sr. Unsec’d. Notes
4.500%	04/20/25	EUR	100	100,358
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
2.348%	01/15/25		435	429,970
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
4.000%	11/26/21(a)		700	711,333

A19

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Japan (cont’d.)
Toyota Motor Corp.,
Sr. Unsec’d. Notes
2.760%	07/02/29		140	$ 136,337
				5,472,861
Luxembourg — 0.3%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
7.500%	05/15/26		200	194,791
Altice France Holding SA,
Gtd. Notes, 144A
6.000%	02/15/28(a)		447	389,677
Sr. Sec’d. Notes, 144A
10.500%	05/15/27		2,041	2,157,314
Garfunkelux Holdco 3 SA,
Sr. Sec’d. Notes
7.500%	08/01/22	EUR	200	153,910
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23(a)		824	507,453
LHMC Finco 2 Sarl,
Sr. Sec’d. Notes, Cash coupon 7.250% or PIK 8.000%
7.250%	10/02/25	EUR	100	43,013
Monitchem HoldCo 3 SA,
Sr. Sec’d. Notes
5.250%	03/15/25	EUR	100	91,903
Summer BC Holdco B SARL,
Sr. Sec’d. Notes
5.750%	10/31/26	EUR	100	92,614
Ypso Finance Bis SA,
Sr. Sec’d. Notes
8.000%	05/15/27	EUR	100	108,273
				3,738,948
Mexico — 0.0%
Petroleos Mexicanos,
Gtd. Notes
5.500%	06/27/44		128	79,289
5.625%	01/23/46(a)		50	30,495
6.500%	06/02/41		180	114,825
Gtd. Notes, MTN
6.750%	09/21/47		55	35,583
				260,192
Netherlands — 0.2%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		250	252,503
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		345	345,374
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25	EUR	100	106,163
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
4.300%	06/18/29		70	71,733
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Netherlands (cont’d.)
OCI NV,
Sr. Sec’d. Notes, 144A
5.250%	11/01/24		200	$ 189,269
Shell International Finance BV,
Gtd. Notes
2.125%	05/11/20		610	608,931
2.375%	11/07/29		301	297,517
Trivium Packaging Finance BV,
Gtd. Notes, 144A
8.500%	08/15/27(a)		685	688,653
Sr. Sec’d. Notes
3.750%	08/15/26	EUR	100	100,777
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		244	243,290
UPCB Finance VII Ltd.,
Sr. Sec’d. Notes
3.625%	06/15/29	EUR	100	100,178
Ziggo Bond Co. BV,
Gtd. Notes, 144A
5.125%	02/28/30(a)		261	251,970
Ziggo BV,
Sr. Sec’d. Notes, 144A
4.875%	01/15/30(a)		200	196,730
				3,453,088
Norway — 0.1%
Equinor ASA,
Gtd. Notes
2.750%	11/10/21		635	635,277
Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17(d)	EUR	300	56,850
4.750%	01/15/18(d)	EUR	400	70,585
				127,435
South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
5.375%	04/01/25		235	237,608
5.625%	04/01/30		340	344,911
				582,519
Spain — 0.1%
Banco de Sabadell SA,
Jr. Sub. Notes
6.500%(ff)	—(rr)	EUR	200	160,996
Banco Santander SA,
Sr. Unsec’d. Notes
3.500%	04/11/22		200	199,053
Cirsa Finance International Sarl,
Sr. Sec’d. Notes, 144A
7.875%	12/20/23		200	146,124
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes
4.125%	08/01/25	EUR	100	97,251

A20

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Spain (cont’d.)
Ferrovial Netherlands BV,
Gtd. Notes
2.124%(ff)	—(rr)	EUR	100	$ 90,271
NH Hotel Group SA,
Sr. Sec’d. Notes
3.750%	10/01/23	EUR	116	105,372
Telefonica Europe BV,
Gtd. Notes
4.375%(ff)	—(rr)	EUR	100	107,366
Jr. Sub. Notes
5.875%(cc)	—(rr)	EUR	100	113,137
				1,019,570
Sweden — 0.1%
Heimstaden Bostad AB,
Jr. Sub. Notes
3.248%(ff)	—(rr)	EUR	100	89,354
Intrum AB,
Sr. Unsec’d. Notes
3.000%	09/15/27	EUR	100	78,315
Svenska Handelsbanken AB,
Gtd. Notes, MTN
2.450%	03/30/21		1,600	1,602,009
Verisure Midholding AB,
Gtd. Notes
5.750%	12/01/23	EUR	100	95,964
				1,865,642
Switzerland — 0.1%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
5.100%(ff)	—(rr)		200	157,639
6.375%(ff)	—(rr)		385	338,901
7.500%(ff)	—(rr)		200	187,760
Dufry One BV,
Gtd. Notes
2.000%	02/15/27	EUR	100	86,578
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50		170	176,108
3.100%	05/17/27		650	698,146
Tyco Electronics Group SA,
Gtd. Notes
3.125%	08/15/27		195	206,160
				1,851,292
United Kingdom — 0.8%
Ardonagh Midco 3 PLC,
Sr. Sec’d. Notes, 144A
8.625%	07/15/23(a)		464	397,550
Ashtead Capital, Inc.,
Gtd. Notes, 144A
4.000%	05/01/28		210	186,459
4.250%	11/01/29		235	201,568
Atotech Alpha 3 BV/Alpha US Bidco, Inc.,
Gtd. Notes, 144A
6.250%	02/01/25(a)		641	590,130
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Barclays PLC,
Sub. Notes
4.375%	09/11/24		540	$ 542,266
5.200%	05/12/26		200	209,415
BAT Capital Corp.,
Gtd. Notes
2.764%	08/15/22		1,005	991,074
3.557%	08/15/27		1,290	1,236,388
4.758%	09/06/49		260	245,166
Connect Finco SARL/Connect US Finco LLC,
Sr. Sec’d. Notes, 144A
6.750%	10/01/26		836	693,747
CPUK Finance Ltd.,
Sec’d. Notes
4.250%	02/28/47	GBP	100	99,935
eG Global Finance PLC,
Sr. Sec’d. Notes
6.250%	10/30/25	EUR	142	124,943
Sr. Sec’d. Notes, 144A
6.750%	02/07/25		241	197,585
8.500%	10/30/25		274	243,705
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
4.200%	03/18/43(a)		359	417,744
HBOS Capital Funding LP,
Gtd. Notes
6.850%	—(rr)		200	192,277
Heathrow Finance PLC,
Sr. Sec’d. Notes
4.125%	09/01/29	GBP	100	107,287
HSBC Holdings PLC,
Jr. Sub. Notes
6.000%(ff)	—(rr)		418	392,332
Sr. Unsec’d. Notes
3.033%(ff)	11/22/23		900	889,480
3.950%(ff)	05/18/24(a)		455	465,280
Sub. Notes
4.375%	11/23/26(a)		200	211,184
6.500%	09/15/37(a)		150	181,073
Neptune Energy Bondco PLC,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/25		200	112,335
Pinnacle Bidco PLC,
Sr. Sec’d. Notes
6.375%	02/15/25	GBP	100	83,422
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20		73	72,777
4.000%	06/12/22		170	172,169
6.875%	05/01/20		500	501,505
Santander UK PLC,
Sr. Unsec’d. Notes
3.750%	11/15/21		700	683,326
Unilever Capital Corp.,
Gtd. Notes
2.200%	05/05/22		870	872,053

A21

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Unique Pub Finance Co. PLC (The),
Sec’d. Notes, Series N
6.464%	03/30/32	GBP	200	$ 283,321
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		784	764,714
				12,362,210
United States — 14.2%
3M Co.,
Sr. Unsec’d. Notes
2.650%	04/15/25		300	310,929
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		320	319,846
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39		220	229,546
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		73	70,648
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.300%	09/15/21		130	130,543
Adobe, Inc.,
Sr. Unsec’d. Notes
1.900%	02/01/25(a)		245	247,746
2.150%	02/01/27(a)		680	691,388
ADT Security Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22		27	26,192
4.125%	06/15/23		17	16,701
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		82	82,999
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.000%	09/30/27		291	259,458
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22		99	106,078
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30		190	192,946
AG Issuer LLC,
Sr. Sec’d. Notes, 144A
6.250%	03/01/28		88	74,412
AHP Health Partners, Inc.,
Gtd. Notes, 144A
9.750%	07/15/26(a)		208	180,095
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		16	16,175
Gtd. Notes, 144A
4.875%	02/15/30		284	281,142
5.875%	02/15/28		133	135,475
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	145	$ 120,746
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24	300	281,082
3.550%	10/01/27	1,275	1,215,545
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/27	393	371,427
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	1,543	1,520,789
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	825	955,385
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	200	203,002
4.000%	01/31/24	1,000	1,024,084
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24(a)	415	440,301
4.250%	08/22/57	80	107,054
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	46	44,570
5.000%	04/01/24	22	21,407
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	380	369,186
3.500%	01/15/31	150	149,645
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	48	43,853
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21(a)	1,100	1,102,826
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	215	215,176
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	720	706,427
2.950%	01/15/25	500	499,544
3.000%	06/15/23	780	756,886
3.375%	10/15/26(a)	601	601,788
3.450%	09/15/21	400	402,173
4.400%	02/15/26(a)	300	321,177
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	440	438,139
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22(a)	705	711,770

A22

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Amphenol Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	145	$ 136,813
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	174	171,770
Aon PLC,
Gtd. Notes
2.800%	03/15/21	860	851,098
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	6	4,611
Apergy Corp.,
Gtd. Notes
6.375%	05/01/26	266	202,779
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	100	108,982
Apple, Inc.,
Sr. Unsec’d. Notes
1.800%	09/11/24(a)	310	315,628
3.000%	02/09/24	235	248,903
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20	345	345,646
APX Group, Inc.,
Sr. Sec’d. Notes
7.875%	12/01/22	39	37,086
Sr. Sec’d. Notes, 144A
8.500%	11/01/24(a)	106	98,275
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26	133	125,080
Gtd. Notes, 144A
5.000%	04/01/25(a)	283	267,684
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.750%	03/27/25	415	420,145
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	292	207,056
Arconic, Inc.,
Sr. Unsec’d. Notes
5.870%	02/23/22	165	162,272
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	282	282,277
Ares Capital Corp.,
Sr. Unsec’d. Notes
3.250%	07/15/25(a)	1,195	952,302
4.200%	06/10/24	1,200	1,115,354
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.500%	12/01/49	40	40,317
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.500%	03/01/28	67	57,208
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.750%	03/01/30		90	$ 77,014
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25		289	268,302
6.875%	08/01/25		569	530,167
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22		614	328,465
ASGN, Inc.,
Gtd. Notes, 144A
4.625%	05/15/28		18	16,886
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	100	95,757
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		76	60,755
AT&T, Inc.,
Sr. Unsec’d. Notes
3.200%	03/01/22		650	659,354
3.400%	05/15/25		140	145,335
3.600%	07/15/25		275	286,512
4.450%	04/01/24(a)		700	741,575
4.500%	03/09/48(a)		200	216,794
4.750%	05/15/46		405	448,119
4.800%	06/15/44		430	477,805
4.850%	03/01/39		246	278,133
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
2.300%	03/01/30		275	258,153
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29		100	102,920
Avantor, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25		480	505,030
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		166	155,640
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—(rr)		239	243,671
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)		215	226,422
Jr. Sub. Notes, Series X
6.250%(ff)	—(rr)		171	175,022
Jr. Sub. Notes, Series Z
6.500%(ff)	—(rr)		163	172,286
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		331	337,352
Sr. Unsec’d. Notes, MTN
2.881%(ff)	04/24/23(a)		650	656,044
3.864%(ff)	07/23/24		326	340,467
4.244%(ff)	04/24/38		500	557,928
Sub. Notes
6.110%	01/29/37		150	188,608

A23

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		703	$ 734,945
Bausch Health Cos., Inc.,
Gtd. Notes
4.500%	05/15/23	EUR	400	425,708
Gtd. Notes, 144A
5.000%	01/30/28		182	172,303
5.250%	01/30/30		239	226,222
5.500%	03/01/23		287	283,413
5.875%	05/15/23		21	20,734
6.125%	04/15/25		230	227,936
7.000%	01/15/28		262	271,519
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		185	187,076
7.000%	03/15/24		6	6,152
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26		271	266,339
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25		57	51,531
Sr. Sec’d. Notes, 144A
4.500%	11/15/26		103	94,946
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20		385	383,803
2.894%	06/06/22		375	372,346
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		195	257,939
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23(a)		600	624,543
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		155	143,074
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		180	180,496
Block Communications, Inc.,
Gtd. Notes, 144A
4.875%	03/01/28		148	133,746
Blue Cube Spinco LLC,
Gtd. Notes
10.000%	10/15/25		42	43,982
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		454	450,389
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25		194	183,858
BP Capital Markets America, Inc.,
Gtd. Notes
2.112%	09/16/21		720	709,539
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.250%	08/15/21(a)	1,150	$ 1,158,291
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22	1,400	1,386,446
3.125%	01/15/25	540	510,656
3.625%	01/15/24	600	593,295
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26	58	47,450
5.600%	10/15/44	191	125,056
5.850%	11/15/43	145	97,043
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25	52	43,794
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	161	146,759
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	150	171,300
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	255	246,312
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	234	41,776
6.250%	04/15/23	416	99,413
6.375%	07/01/26	211	33,778
8.250%	07/15/25	217	39,021
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	223	216,023
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	455	419,214
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	350	420,190
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20	975	973,088
2.500%	05/12/20	440	439,611
3.450%	04/30/21	634	635,440
Capital One NA,
Sr. Unsec’d. Notes
2.650%	08/08/22(a)	300	296,793
Capitol Investment Merger Sub 2 LLC,
Sec’d. Notes, 144A
10.000%	08/01/24(a)	205	186,823
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/30	150	130,879
Carrier Global Corp.,
Gtd. Notes, 144A
1.923%	02/15/23	75	73,780
3.377%	04/05/40	10	8,763

A24

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Castle US Holding Corp.,
Sr. Unsec’d. Notes, 144A
9.500%	02/15/28		379	$ 359,860
Catalent Pharma Solutions, Inc.,
Gtd. Notes
2.375%	03/01/28	EUR	124	126,692
Gtd. Notes, 144A
4.875%	01/15/26(a)		296	264,009
5.000%	07/15/27		56	55,208
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	11/18/22		225	224,516
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		750	753,368
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23		41	40,927
4.500%	05/01/32		436	424,876
4.750%	03/01/30		369	367,597
5.000%	02/01/28		164	164,622
5.125%	05/01/27		212	213,199
5.375%	06/01/29		645	663,996
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27		81	83,025
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29		84	85,669
Cedar Fair LP,
Gtd. Notes, 144A
5.250%	07/15/29		123	104,894
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes
0.000%	04/15/99^		356	—
0.000%	12/31/99^		69	—
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		62	62,765
Sr. Unsec’d. Notes, 144A
3.375%	02/15/30		289	268,999
5.250%	04/01/25(a)		358	363,692
5.375%	08/15/26		567	578,371
Centennial Resource Production LLC,
Gtd. Notes, 144A
6.875%	04/01/27		244	59,766
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30		200	188,852
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)		404	392,277
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42		371	359,632
Sr. Unsec’d. Notes, Series W
6.750%	12/01/23		327	347,545
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24(a)		112	122,534
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25(a)	581	$ 539,269
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.250%	05/01/28	73	70,820
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	745	742,261
4.464%	07/23/22	1,500	1,549,475
5.375%	04/01/38(a)	200	218,628
5.375%	05/01/47	600	656,642
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	48	40,753
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26(a)	320	294,400
Sr. Sec’d. Notes
5.250%	10/01/25	33	30,360
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
11.500%	01/01/25	621	99,403
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	211	186,433
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	02/15/25	306	286,904
8.625%	01/15/24	379	378,369
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	126	110,988
5.500%	04/01/27	303	285,790
Cigna Corp.,
Gtd. Notes
3.200%	09/17/20	125	125,274
3.750%	07/15/23(a)	559	570,301
Sr. Unsec’d. Notes
3.400%	03/15/50	100	94,729
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	06/01/24	11	8,747
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	92	92,575
CIT Group, Inc.,
Jr. Sub. Notes, Series A
5.800%(ff)	—(rr)	290	216,359
Sr. Unsec’d. Notes, GMTN
6.000%	04/01/36	526	497,698
Citibank NA,
Sr. Unsec’d. Notes
3.650%	01/23/24	535	560,684

A25

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	—(rr)	490	$ 418,121
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23	1,000	1,008,561
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/30	630	586,073
Clean Harbors, Inc.,
Gtd. Notes, 144A
4.875%	07/15/27	72	70,195
5.125%	07/15/29	271	254,078
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24(a)	454	390,300
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	725	684,158
Clearway Energy Operating LLC,
Gtd. Notes, 144A
4.750%	03/15/28	54	50,256
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	355	343,092
6.375%	02/15/26	324	312,301
Comcast Corp.,
Gtd. Notes
3.250%	11/01/39	150	157,088
3.700%	04/15/24	590	632,963
4.600%	10/15/38	429	522,474
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	03/01/26	236	236,104
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26	144	102,509
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	79	89,949
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	150	162,074
Constellium SE,
Gtd. Notes, 144A
6.625%	03/01/25(a)	452	406,809
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%
8.625%	09/15/24(a)	542	495,794
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25(a)	287	266,915
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21	390	383,724
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26	140	138,929
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	122	$ 125,016
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21	195	191,606
3.300%	07/01/30	125	123,974
3.650%	09/01/27(a)	815	826,186
4.150%	07/01/50	95	93,955
5.250%	01/15/23	470	494,863
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	41	44,506
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	02/01/28	361	371,006
6.625%	10/15/25	6	6,307
Sr. Unsec’d. Notes
5.250%	06/01/24(a)	390	392,633
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25	201	208,741
CVR Energy, Inc.,
Gtd. Notes, 144A
5.750%	02/15/28	86	64,287
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21	825	830,541
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	68	46,041
Gtd. Notes, 144A
6.450%	11/03/36	520	249,504
6.750%	09/15/37	334	165,940
Dealer Tire LLC/DT Issuer LLC,
Sr. Unsec’d. Notes, 144A
8.000%	02/01/28(a)	305	244,275
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	40	41,336
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
8.350%	07/15/46	102	119,585
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	320	93,623
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	285	275,731
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	70	49,271
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	434	415,918
5.875%	07/15/22(a)	497	488,389
6.750%	06/01/21	325	329,491
7.750%	07/01/26(a)	68	69,895

A26

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	160	$ 158,392
4.050%	09/15/42	200	198,009
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	200	199,664
DTE Energy Co.,
Sr. Unsec’d. Notes, Series B
2.600%	06/15/22	180	175,678
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	580	586,849
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	45	44,960
Duke Energy Florida LLC,
First Mortgage
3.850%	11/15/42	400	427,742
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	465	485,691
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20	350	351,012
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	65	64,850
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	09/15/26	142	128,373
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	469	323,421
5.750%	01/30/28	314	212,203
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	229	168,798
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27	149	153,858
Energy Transfer Operating LP,
Gtd. Notes
5.000%	05/15/50	108	83,365
EnLink Midstream LLC,
Gtd. Notes
5.375%	06/01/29	91	48,538
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	20	9,690
4.400%	04/01/24	205	103,084
4.850%	07/15/26	48	23,566
5.050%	04/01/45	35	12,738
5.600%	04/01/44	182	61,023
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26	43	40,853
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27	252	$ 221,693
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	40	40,638
EPR Properties,
Gtd. Notes
4.950%	04/15/28	50	46,334
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	76	52,239
7.000%	02/01/30	12	8,930
Equinix, Inc.,
Sr. Unsec’d. Notes
3.200%	11/18/29	780	723,618
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
3.566%	05/01/29	365	371,417
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	110	104,899
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41(a)	300	276,111
Expedia Group, Inc.,
Gtd. Notes, Series WI
3.250%	02/15/30	106	86,517
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	309	50,326
7.375%	05/15/24	711	126,797
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28	183	175,557
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	475	508,290
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	300	291,902
Fifth Third Bank,
Sr. Unsec’d. Notes, MTN
1.800%	01/30/23	250	246,283
First Republic Bank,
Sr. Unsec’d. Notes
1.912%(ff)	02/12/24	910	872,587
Florida Power & Light Co.,
First Mortgage
3.990%	03/01/49	131	151,493
FMC Corp.,
Sr. Unsec’d. Notes
3.200%	10/01/26	805	809,755
3.450%	10/01/29	75	75,950
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25(a)	300	266,197

A27

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	15	$ 14,977
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	5	4,834
3.875%	03/15/23	854	812,800
4.250%	03/01/30	249	216,630
5.450%	03/15/43	1,736	1,555,135
Front Range BidCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	657	624,453
frontdoor, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/15/26(a)	223	213,924
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/27(a)	786	775,046
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/25	230	195,607
4.625%	07/15/24	320	249,702
Gates Global LLC/Gates Corp.,
Gtd. Notes, 144A
6.250%	01/15/26	306	272,391
GCI LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24	170	168,047
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26	129	119,027
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	210	208,867
4.418%	11/15/35	370	399,722
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25	75	79,114
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	20	19,960
General Motors Financial Co., Inc.,
Gtd. Notes
2.650%	04/13/20	440	440,056
3.450%	04/10/22	775	718,708
4.200%	03/01/21	800	769,619
Sr. Unsec’d. Notes
3.550%	07/08/22(a)	180	166,181
4.150%	06/19/23	695	634,869
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	143	100,941
6.000%	05/15/23	230	166,994
6.500%	10/01/25(a)	174	125,729
7.750%	02/01/28	70	49,004
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Georgetown University (The),
Sr. Unsec’d. Notes
2.943%	04/01/50	9	$ 7,744
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.550%	09/01/20	890	891,870
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29	650	624,388
3.800%	04/01/21	245	251,191
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	115	101,847
4.000%	01/15/30	453	347,374
5.250%	06/01/25	847	785,029
5.375%	11/01/23	700	638,610
5.375%	04/15/26	698	625,147
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27	101	94,115
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
9.875%	05/01/24(a)	283	223,586
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	533	335,430
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series R
4.950%(ff)	—(a)	375	329,238
Sr. Unsec’d. Notes
2.350%	11/15/21	370	369,043
2.600%	02/07/30	2	1,876
3.000%	04/26/22	800	802,571
3.500%	04/01/25	490	497,217
3.625%	01/22/23	200	206,599
3.750%	02/25/26	100	104,159
4.017%(ff)	10/31/38	500	503,438
4.411%(ff)	04/23/39	100	107,236
5.750%	01/24/22	600	636,615
Sub. Notes
6.750%	10/01/37	150	198,176
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26	139	133,645
Graphic Packaging International LLC,
Gtd. Notes, 144A
4.750%	07/15/27	99	96,763
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21	460	284,705
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23	237	221,321
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23	53	54,391

A28

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27	335	$ 307,852
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49	70	65,614
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.900%	11/19/29	400	359,328
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	284	258,610
5.375%	09/01/26	401	413,157
5.625%	09/01/28	497	524,576
5.875%	02/01/29	112	118,360
Sr. Sec’d. Notes
5.000%	03/15/24	200	207,129
5.500%	06/15/47	250	271,335
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	110	76,822
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.125%	06/15/28	174	122,713
5.625%	02/15/26	53	38,016
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.500%	10/05/21	125	125,596
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	96	89,774
4.875%	01/15/30	54	46,730
5.125%	05/01/26	378	361,313
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	97	92,138
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
5.000%	02/01/28	234	196,518
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	59	58,937
4.625%	02/01/28	168	167,815
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	298	298,021
5.875%	12/16/36	117	165,616
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	42	40,632
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes
5.250%	08/01/26	127	126,633
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.800%	02/03/23	760	745,493
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27		189	$ 182,882
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24		130	119,275
5.250%	05/15/27		94	86,833
6.250%	02/01/22		114	114,439
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	01/15/28		88	78,273
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		1,001	1,047,794
4.750%	08/01/28		265	277,355
Immucor, Inc.,
Gtd. Notes, 144A
11.125%	02/15/22		116	104,993
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26		101	68,928
Installed Building Products, Inc.,
Gtd. Notes, 144A
5.750%	02/01/28		142	135,185
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25		550	580,172
Sr. Unsec’d. Notes
3.750%	09/21/28		135	143,904
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.850%	05/13/22		1,500	1,540,799
4.250%	05/15/49		105	124,825
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21		145	146,479
IQVIA, Inc.,
Gtd. Notes
3.250%	03/15/25	EUR	200	215,351
Gtd. Notes, 144A
3.250%	03/15/25	EUR	100	107,676
5.000%	10/15/26		303	308,864
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26		77	61,727
Iron Mountain UK PLC,
Gtd. Notes, EMTN
3.875%	11/15/25	GBP	100	111,942
Iron Mountain, Inc.,
Gtd. Notes
3.000%	01/15/25	EUR	100	96,981
Gtd. Notes, 144A
4.875%	09/15/29		67	62,916
iStar, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/22		81	74,770

A29

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26	30	$ 27,652
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
2.375%	03/15/30	345	320,344
Jabil, Inc.,
Sr. Unsec’d. Notes
3.600%	01/15/30	185	166,200
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	200	201,877
5.875%	07/15/24	484	490,399
6.750%	02/15/28	245	261,952
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	167	149,328
4.875%	12/15/27	25	21,988
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	06/07/21	1,170	1,175,440
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38(a)	275	313,199
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)	429	405,073
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)	624	549,404
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.240%(c)	—(rr)	195	174,900
Jr. Sub. Notes, Series R
6.000%(ff)	—(rr)	7	6,944
Jr. Sub. Notes, Series S
6.750%(ff)	—(rr)	150	157,159
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.229%(c)	—(rr)	150	130,339
Jr. Sub. Notes, Series X
6.100%(ff)	—(rr)	130	127,304
Jr. Sub. Notes, Series Z
5.300%(ff)	—(rr)	484	451,373
Sr. Unsec’d. Notes
2.400%	06/07/21	800	803,525
2.700%	05/18/23	420	430,455
3.200%	01/25/23	200	206,568
3.250%	09/23/22	400	412,001
3.882%(ff)	07/24/38	100	111,736
4.350%	08/15/21	400	412,234
Sub. Notes
3.375%	05/01/23	960	995,637
3.875%	09/10/24	700	739,357
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	02/15/26	366	374,235
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	235	226,309
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		108	$ 104,363
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21		640	647,092
KeyBank NA,
Sr. Unsec’d. Notes
1.250%	03/10/23		425	416,174
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27		135	127,538
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	10/30/29		170	163,846
4.600%	04/06/27		275	289,442
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.250%	06/01/26		58	58,419
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.875%	02/07/50		104	101,681
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		64	58,089
5.000%	07/15/35		133	133,381
5.000%	06/04/42		10	9,519
5.200%	07/15/45		290	280,787
6.500%	02/09/40		185	202,941
6.875%	01/26/39(a)		285	326,676
Gtd. Notes, 144A
4.625%	10/01/39		125	114,816
4.875%	10/01/49		453	422,711
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/30/25		220	193,138
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36		51	38,148
6.875%	11/01/35		465	347,481
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.625%	11/15/20		280	280,967
Lamar Media Corp.,
Gtd. Notes, 144A
4.000%	02/15/30		147	138,132
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25		489	437,197
3.500%	08/18/26		690	632,310
3.900%	08/08/29		26	22,353
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
6.750%	10/15/27		400	399,149
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN
2.450%	02/05/14(d)	EUR	900	13,326

A30

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.750%	01/16/14(d)	EUR	415	$ 6,029
5.375%	10/17/12(d)	EUR	50	718
Lennar Corp.,
Gtd. Notes
4.875%	12/15/23		19	18,620
5.250%	06/01/26		230	228,592
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25		40	40,162
Gtd. Notes, 144A
4.625%	09/15/27		86	85,955
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
6.375%	02/01/24		28	24,682
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20		460	461,467
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/25		90	96,209
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	05/20/49		600	628,364
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26		42	36,190
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23		140	142,631
4.200%	03/01/48		150	164,350
4.350%	01/30/47		45	50,128
4.750%	03/15/39		220	259,074
4.900%	03/15/49		341	435,539
Masco Corp.,
Sr. Unsec’d. Notes
4.450%	04/01/25		100	101,446
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		26	25,581
5.750%	09/15/26		35	34,195
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		920	979,598
3.650%	06/01/49(a)		458	539,549
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27(a)		197	202,677
Sr. Unsec’d. Notes
5.450%	11/01/41		132	102,957
6.200%	10/01/40		28	23,157
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
3.450%	06/15/27		1,249	1,285,738
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22		625	627,287
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	800	$ 809,728
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	148	139,699
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	162	131,876
6.250%	01/15/27(a)	259	208,031
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22	230	238,403
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	68	58,468
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	64	60,773
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	900	910,161
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	662	567,147
4.500%	01/15/28(a)	590	495,587
5.625%	05/01/24	520	499,219
5.750%	02/01/27	30	26,976
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	504	482,566
7.750%	03/15/22(a)	527	528,825
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21(a)	430	433,355
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	189	185,706
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	220	209,711
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24	572	547,565
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/15/25	140	134,419
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20^(d)	566	—
Mondelez International, Inc.,
Sr. Unsec’d. Notes
3.625%	02/13/26(a)	120	126,175
Moog, Inc.,
Gtd. Notes, 144A
4.250%	12/15/27	151	136,365

A31

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.441%(c)	—(rr)	93	$ 81,730
Sub. Notes, MTN
4.100%	05/22/23(a)	1,300	1,340,697
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	02/23/28	853	870,794
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	265	233,190
MPLX LP,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/24	64	57,093
MSCI, Inc.,
Gtd. Notes, 144A
3.625%	09/01/30	56	53,427
4.000%	11/15/29	91	90,377
4.750%	08/01/26	46	45,613
Mueller Water Products, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26	161	156,124
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28	179	48,925
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	24	14,960
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26	32	33,289
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29	50	51,616
Sr. Unsec’d. Notes, MTN
1.750%	01/21/22	735	735,625
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	297	249,269
9.125%	07/15/26	5	4,541
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	03/15/27	50	43,002
5.875%	10/25/24	221	202,334
6.750%	06/15/26	115	104,052
7.250%	09/25/23	97	95,086
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	37	35,022
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	284	240,050
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	—(rr)	100	101,139
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27	47	43,103
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	06/15/30	EUR	100	$ 107,937
4.875%	04/15/28(a)		297	302,237
5.875%	11/15/28		225	241,953
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29		261	272,884
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		90	82,854
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22		167	166,579
Newmark Group, Inc.,
Sr. Unsec’d. Notes
6.125%	11/15/23		122	123,435
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		35	33,843
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24		94	93,105
4.500%	09/15/27(a)		9	8,830
NFP Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	07/15/25		185	172,641
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37		385	385,776
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)		110	103,598
NiSource, Inc.,
Sr. Unsec’d. Notes
3.650%	06/15/23		660	674,552
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		141	157,922
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30(a)		443	397,206
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		2	2,025
6.625%	01/15/27		52	53,897
Sr. Sec’d. Notes, 144A
3.750%	06/15/24		165	163,079
4.450%	06/15/29		556	552,857
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21		130	104,174
3.500%	08/15/29		114	54,406
4.850%	03/15/21		34	28,492
OI European Group BV,
Gtd. Notes
2.875%	02/15/25	EUR	100	102,658

A32

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27(a)		750	$ 739,603
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25		1,000	1,028,188
7.000%	05/01/32		100	137,407
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41(a)		500	461,869
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24		545	473,808
4.000%	07/13/27		100	80,849
4.350%	03/15/29		97	78,769
4.450%	09/01/49		41	31,870
4.550%	07/15/28(a)		100	84,044
5.200%	07/15/48		150	119,162
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25		830	847,205
2.950%	04/01/30		1,032	1,038,656
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22(a)		473	446,952
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.293%	04/05/27		85	81,458
3.112%	02/15/40		30	28,283
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27		276	256,681
Owl Rock Capital Corp.,
Sr. Unsec’d. Notes
3.750%	07/22/25		730	587,792
4.000%	03/30/25		130	100,470
5.250%	04/15/24		100	95,124
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.900%	02/07/23(a)		680	668,368
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
8.375%	10/01/23(a)		371	111,479
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Gtd. Notes, 144A
8.500%	05/15/27		983	857,794
Sr. Sec’d. Notes
4.375%	05/15/26	EUR	101	92,513
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
4.125%	02/15/28		237	161,490
5.250%	08/15/25		64	48,627
5.375%	01/15/25		27	20,896
5.625%	10/15/27		171	120,556
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24		114	113,319
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.200%	09/26/22	1,160	$ 1,147,545
2.850%	10/01/29	1,182	1,172,751
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.250%	06/15/25	73	49,025
Gtd. Notes, 144A
6.000%	02/15/28	116	77,978
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26	143	81,117
6.125%	09/15/24	96	51,101
Sr. Unsec’d. Notes
6.250%	12/01/25	116	56,208
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	167	152,186
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	405	423,673
2.750%	03/01/23	600	625,112
4.000%	03/05/42	100	120,280
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	291	274,316
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	76	122,310
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.375%	08/17/22	1,000	1,007,509
2.500%	08/22/22	630	636,677
6.375%	05/16/38	350	479,070
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.150%	12/15/29(a)	530	432,148
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	108	111,087
5.500%	12/15/29	54	56,077
5.625%	01/15/28	103	104,757
5.750%	03/01/27	4	4,097
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	108	93,613
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25	528	475,276
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	12	12,204
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28(a)	197	173,606
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	332	293,106

A33

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28(a)	322	$ 277,944
Sr. Sec’d. Notes, 144A
5.250%	04/15/24	156	152,951
5.750%	04/15/26	33	32,342
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.450%	03/25/25	75	78,539
2.800%	03/25/27	505	550,376
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	100	99,398
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.950%	03/26/50	80	92,111
4.125%	04/15/47	257	302,590
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	195	191,227
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23	900	914,633
4.150%	09/15/21	250	253,282
PTC, Inc.,
Gtd. Notes, 144A
3.625%	02/15/25	108	101,662
4.000%	02/15/28	144	139,400
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48	105	121,284
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	27	26,921
6.000%	02/15/35	163	164,284
6.375%	05/15/33	265	267,572
7.875%	06/15/32	24	26,857
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	109	42,479
5.375%	10/01/22	388	175,184
6.875%	03/01/21	170	87,940
Qorvo, Inc.,
Gtd. Notes, 144A
4.375%	10/15/29	90	81,327
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes, 144A
4.750%	11/15/25	203	196,158
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	714	702,679
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25	60	50,183
6.875%	02/15/23	133	119,989
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Radiology Partners, Inc.,
Gtd. Notes, 144A
9.250%	02/01/28		156	$ 139,100
Range Resources Corp.,
Gtd. Notes
5.000%	03/15/23		227	165,714
5.875%	07/01/22		30	21,531
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/15/26	EUR	490	536,802
6.250%	05/15/26		133	139,101
Regions Bank/Birmingham AL,
Sr. Unsec’d. Notes
2.750%	04/01/21		250	248,512
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24		242	246,329
Sr. Sec’d. Notes, 144A
5.125%	07/15/23(a)		46	45,968
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22		190	191,884
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24		385	374,266
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24		541	522,624
S&P Global, Inc.,
Gtd. Notes
2.950%	01/22/27		589	584,851
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27		94	94,326
Science Applications International Corp.,
Gtd. Notes, 144A
4.875%	04/01/28		189	181,447
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28		110	68,154
7.250%	11/15/29		12	7,542
8.250%	03/15/26		671	429,650
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		38	33,395
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33		69	70,234
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23		170	169,372
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		152	144,784
5.625%	11/01/24		220	214,176

A34

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	$ 195,715
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	179	162,302
Service Corp. International,
Sr. Unsec’d. Notes
5.125%	06/01/29	43	43,704
Service Properties Trust,
Sr. Unsec’d. Notes
4.375%	02/15/30	220	158,741
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24	57	56,281
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28	200	172,130
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.125%	06/01/24	225	224,039
3.300%	05/15/50	60	56,224
3.450%	06/01/27	724	742,378
Signature Aviation US Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/01/28	351	317,272
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	02/01/28	162	151,292
Simmons Foods, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	01/15/24	329	327,199
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25	139	141,360
5.500%	07/01/29	153	155,972
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	491	420,592
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	265	78,107
5.625%	06/01/25	119	34,337
6.125%	11/15/22	80	34,890
6.625%	01/15/27	52	15,648
6.750%	09/15/26	73	21,987
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)	1,019	998,100
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23	137	137,009
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	160	157,664
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	207	$ 210,689
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	100	96,206
Southwestern Energy Co.,
Gtd. Notes
4.100%	03/15/22(a)	246	180,894
6.200%	01/23/25	54	36,713
7.500%	04/01/26	52	34,392
7.750%	10/01/27	52	34,799
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	90	78,191
Spirit Realty LP,
Gtd. Notes
4.000%	07/15/29	400	377,568
Springleaf Finance Corp.,
Gtd. Notes
5.375%	11/15/29	178	163,930
6.625%	01/15/28	101	95,364
7.125%	03/15/26	200	196,835
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	377	430,323
8.750%	03/15/32(a)	633	837,652
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	98	107,423
7.625%	02/15/25	131	146,167
7.875%	09/15/23	567	623,725
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	487	486,296
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	242	235,892
5.875%	08/15/26	24	23,037
SRS Distribution, Inc.,
Gtd. Notes, 144A
8.250%	07/01/26(a)	143	128,699
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	109	105,826
5.500%	02/15/23	2	1,924
6.000%	10/15/25	42	41,319
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.300%	03/15/30	150	145,144
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	305	269,316
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21	45	41,199

A35

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	181	$ 180,240
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	61	58,561
5.500%	02/15/26	74	64,013
5.875%	03/15/28	4	3,341
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25(a)	764	558,131
10.000%	04/15/27(a)	245	177,137
Sysco Corp.,
Gtd. Notes
5.650%	04/01/25	85	88,430
5.950%	04/01/30	103	108,671
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	56	36,291
Gtd. Notes, 144A
10.500%	01/15/26	56	40,414
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	52	27,061
6.000%	03/01/27	116	61,503
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	494,543
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	6	5,160
5.000%	01/15/28(a)	110	89,762
5.125%	02/01/25	42	35,838
5.375%	02/01/27	11	9,048
5.875%	04/15/26(a)	32	26,578
6.500%	07/15/27	156	133,144
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	81	77,087
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	260	258,807
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	405	375,600
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	10	8,861
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27(a)	291	283,690
Sr. Sec’d. Notes
4.625%	07/15/24	157	149,545
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	352	337,720
Sr. Unsec’d. Notes
8.125%	04/01/22	616	581,881
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30(a)	350	$ 278,561
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	115	108,084
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	280	277,734
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	69	59,103
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25	50	53,511
4.497%	03/25/30	25	28,169
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	142	167,768
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26	122	124,118
4.750%	02/01/28	170	175,511
5.125%	04/15/25	83	84,972
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/30/23	320	322,156
3.000%	04/01/25	320	321,419
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	244	229,153
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	2,843	2,829,604
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20	31	25,083
8.375%	12/15/21	55	33,154
TRI Pointe Group, Inc.,
Gtd. Notes
4.875%	07/01/21	46	43,432
5.250%	06/01/27	120	106,735
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
5.875%	06/15/24	154	145,305
Truist Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22	1,200	1,214,960
Twitter, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	12/15/27	140	134,903
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	11/01/23	29	28,555
7.500%	09/15/27	119	117,505
8.000%	11/01/26	208	207,179

A36

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	86	$ 81,872
5.500%	07/15/25	17	16,484
5.875%	09/15/26	100	101,416
Sec’d. Notes
3.875%	11/15/27	18	17,076
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23	151	159,294
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.375%	08/15/24	160	164,200
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23(a)	176	161,922
University of Chicago (The),
Unsec’d. Notes
2.761%	04/01/45	47	44,392
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	63	55,181
5.125%	02/15/25	128	109,077
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26	174	112,098
6.875%	09/01/27	124	78,618
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	188	174,796
Vericast Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	154	118,763
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29	265	278,985
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23	200	180,090
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33	1,086	1,294,994
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26(a)	565	564,664
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27	480	452,335
4.125%	08/15/30	206	195,185
4.250%	12/01/26	462	424,425
4.625%	12/01/29	502	456,645
Viper Energy Partners LP,
Gtd. Notes, 144A
5.375%	11/01/27	133	111,064
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	150	149,577
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
4.300%	07/15/29	419	$ 372,330
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27	375	379,401
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22	2,085	2,075,300
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25(a)	205	159,376
Walmart, Inc.,
Sr. Unsec’d. Notes
2.950%	09/24/49	121	129,589
Washington Gas Light Co.,
Sr. Unsec’d. Notes, MTN
3.650%	09/15/49	10	9,494
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.600%	02/01/30	201	188,823
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26	279	259,047
Wells Fargo & Co.,
Jr. Sub. Notes, Series U
5.875%(ff)	—(a)	357	362,711
Sr. Unsec’d. Notes, MTN
2.406%(ff)	10/30/25	213	209,619
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.082%(ff)	09/09/22	350	347,873
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	52	50,190
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23	140	134,425
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	120	116,248
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	08/15/23(a)	450	413,914
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26	145	142,770
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
8.500%	11/15/24(a)	290	234,186
9.000%	11/15/26	336	270,517
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	550	298,052
5.250%	09/15/24	80	48,800
5.250%	10/15/27	152	83,613
5.750%	06/01/26	40	23,030

A37

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
8.250%	08/01/23	103	$ 75,599
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.625%	10/01/24	151	148,128
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26	101	88,328
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	144	132,933
Xerox Corp.,
Sr. Unsec’d. Notes
4.800%	03/01/35	223	192,577
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	8	6,785
Sr. Unsec’d. Notes, 144A
7.750%	04/01/25	263	276,296
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20	245	248,227
4.700%	02/01/43	172	204,527
			213,500,567

Total Corporate Bonds (cost $282,445,111)			264,475,861
Municipal Bonds — 0.1%
California — 0.1%
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	150	191,386
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, Series N
3.256%	05/15/60	75	68,104
3.706%	05/15/20	30	30,962
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	135	220,863
			511,315
Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds, Series B
6.899%	12/01/40	100	134,973
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	100	111,903
			246,876
Massachusetts — 0.0%
Commonwealth of Massachusetts,
General Obligation Limited, Series H
2.900%	09/01/49	30	28,093
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey — 0.0%
New Jersey Turnpike Authority,
Revenue Bonds, BABs, Series F
7.414%	01/01/40	100	$ 145,849
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs, Series E
6.814%	11/15/40	40	54,421
New York City Water & Sewer System,
Revenue Bonds, BABs
5.724%	06/15/42	100	141,667
5.952%	06/15/42	80	116,094
New York State Dormitory Authority,
Revenue Bonds, Series B
3.142%	07/01/43	70	70,924
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	20	22,071
			405,177
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs, Series B
7.834%	02/15/41	100	153,156
Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs, Series A
5.834%	11/15/34	200	266,652
Texas — 0.0%
Dallas Area Rapid Transit,
Revenue Bonds, BABs, Series B
5.999%	12/01/44	85	124,426
Grand Parkway Transportation Corp.,
Revenue Bonds
3.236%	10/01/52	15	14,820
			139,246

Total Municipal Bonds (cost $1,761,033)			1,896,364
Residential Mortgage-Backed Securities — 2.0%
United States
Angel Oak Mortgage Trust I LLC,
Series 2019-04, Class A1, 144A
2.993%(cc)	07/26/49	1,864	1,832,877
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC02, Class 2A
5.000%	05/25/34	38	38,609
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	36	36,240
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	06/25/39	640	625,395
Series 2019-R05, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	07/25/39	14	15,091

A38

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2019-R06, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	09/25/39	1,398	$ 1,362,312
Series 2019-R07, Class 1M1, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
1.717%(c)	10/25/39	1,477	1,440,725
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.747%(c)	01/25/40	3,216	3,074,998
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	01/25/40	1,323	1,269,866
Deephaven Residential Mortgage Trust,
Series 2019-03A, Class A1, 144A
2.964%(cc)	07/25/59	2,198	2,098,849
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1M2A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
4.497%(c)	07/25/29	1,904	1,851,818
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.097%(c)	09/25/29	30	29,699
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.797%(c)	11/25/29	219	217,082
Series 2017-C06, Class 1M2A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
3.597%(c)	02/25/30	2,693	2,595,447
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.847%(c)	08/25/30	2,982	2,606,076
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
1.627%(c)	10/25/30	332	325,927
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA01, Class M3, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
6.497%(c)	07/25/28	810	779,624
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	07/25/29	235	233,836
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
4.397%(c)	10/25/29	460	409,357
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	03/25/30	584	573,963
Series 2017-HQA02, Class M1, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.747%(c)	12/25/29	664	655,916
Series 2019-DNA04, Class M1, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
1.647%(c)	10/25/49	452	446,055
Series 2019-FTR02, Class M1, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.897%(c)	11/25/48	1,616	1,574,628
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2019-HQA02, Class M1, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
1.647%(c)	04/25/49	167	$ 165,079
Series 2020-HQA01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	01/25/50	740	712,296
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.747%(c)	12/25/30	401	395,194
Series 2019-HQA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	09/25/49	328	320,962
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.697%(c)	02/25/50	2,630	2,504,579
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	09/25/48	1,063	1,046,678
Series 2018-HRP2, Class M2, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.197%(c)	02/25/47	1,290	1,223,501

Total Residential Mortgage-Backed Securities (cost $32,105,502)			30,462,679
Sovereign Bonds — 0.1%
Colombia — 0.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45	220	225,777
Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.500%	01/11/28	236	233,548
Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.000%	10/02/23	600	612,285
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34	246	324,887
			937,172
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
4.125%	08/25/27	259	291,880
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
5.100%	06/18/50(a)	300	342,316

Total Sovereign Bonds (cost $1,934,957)			2,030,693

A39

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 10.0%
Federal Farm Credit Banks Funding Corp.
3.125%	02/06/30	600	$ 682,379
Federal Home Loan Bank
4.000%	09/01/28	245	292,873
Federal Home Loan Mortgage Corp.
2.500%	10/01/49	128	132,688
3.000%	03/01/27	67	70,422
3.000%	05/01/27	29	30,187
3.000%	11/01/27	168	176,149
3.000%	04/01/29	175	184,436
3.000%	02/01/31	215	225,969
3.000%	05/01/31	48	50,207
3.000%	06/01/31	27	27,884
3.000%	05/01/33	15	15,884
3.000%	05/01/33	36	37,948
3.000%	05/01/33	79	84,289
3.000%	02/01/50	425	448,148
3.000%	02/01/50	858	899,517
3.500%	03/01/32	72	77,296
3.500%	04/01/32	165	177,978
3.500%	05/01/35	99	106,638
3.500%	03/01/38	106	112,666
3.500%	09/01/38	33	35,566
4.000%	07/01/29	19	19,626
4.000%	05/01/33	114	120,551
4.000%	06/01/44	487	527,485
4.000%	02/01/45	42	45,620
4.000%	02/01/48	62	67,160
4.000%	06/01/48	123	132,927
4.000%	06/01/48	124	136,337
4.500%	06/01/38	57	62,021
4.500%	07/01/39	119	130,781
4.500%	09/01/39	6	6,260
4.500%	10/01/39	21	22,428
4.500%	01/01/40	44	48,783
4.500%	02/01/40	6	6,529
4.500%	04/01/40	13	14,057
4.500%	02/01/41	57	62,930
4.500%	07/01/41	8	9,263
4.500%	08/01/41	7	7,585
4.500%	10/01/41	210	229,681
4.500%	01/01/42	9	10,248
4.500%	05/01/42	9	9,347
4.500%	01/01/45	11	11,512
4.500%	01/01/46	197	214,527
4.500%	09/01/46	28	30,381
4.500%	05/01/47	39	42,848
4.500%	06/01/47	28	30,424
4.500%	06/01/48	81	87,540
4.500%	07/01/48	21	22,566
4.500%	07/01/48	39	42,103
4.500%	07/01/48	73	78,610
4.500%	10/01/48	34	36,345
4.500%	10/01/48	57	62,312
5.000%	01/01/37	21	23,783
5.000%	02/01/37	20	22,389
5.000%	03/01/38	147	163,456
5.000%	09/01/47	14	15,114
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	03/01/48	19	$ 20,545
5.000%	05/01/48	93	100,621
5.000%	04/01/49	43	46,240
5.500%	06/01/35	86	97,070
5.500%	08/01/38	93	105,303
6.000%	09/01/36	92	105,882
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 6.708%, Floor 1.495%)
4.370%(c)	06/01/43	7	6,978
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600% (Cap 7.397%, Floor 1.600%)
2.397%(c)	08/01/43	8	8,084
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650% (Cap 7.454%, Floor 1.650%)
2.454%(c)	05/01/43	26	26,647
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.763% (Cap 8.304%, Floor 1.763%)
4.281%(c)	08/01/41	34	34,956
Federal National Mortgage Assoc.
2.500%	TBA	5,025	5,214,026
2.500%	TBA	32,415	33,590,044
2.500%	01/01/50	328	339,638
3.000%	TBA	2,390	2,498,868
3.000%	TBA	17,264	18,103,327
3.000%	01/01/27	90	94,132
3.000%	08/01/27	28	29,732
3.000%	09/01/27	20	20,693
3.000%	09/01/27	184	193,382
3.000%	11/01/27	15	15,610
3.000%	11/01/27	20	21,118
3.000%	11/01/27	20	21,208
3.000%	11/01/27	27	28,297
3.000%	11/01/27	31	32,841
3.000%	11/01/27	38	39,599
3.000%	12/01/27	17	17,698
3.000%	05/01/33	22	23,810
3.000%	05/01/33	38	40,511
3.000%	05/01/33	64	67,665
3.000%	08/01/33	422	449,521
3.000%	12/01/35	229	243,810
3.500%	TBA	1,370	1,441,042
3.500%	TBA	11,500	12,165,293
3.500%	11/01/30	12	12,710
3.500%	05/01/32	42	44,797
3.500%	06/01/32	108	116,773
3.500%	08/01/32	32	34,877
3.500%	09/01/32	303	325,556
3.500%	01/01/35	54	56,624
3.500%	06/01/35	52	56,247
3.500%	06/01/35	93	99,951
3.500%	09/01/38	18	19,133
3.500%	11/01/51	2,059	2,238,729
4.000%	TBA	52	54,718
4.000%	TBA	9,850	10,516,972
4.000%	05/01/26	165	174,268
4.000%	02/01/31	144	156,874
4.000%	05/01/33	84	89,047
4.000%	06/01/33	40	42,111

A40

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/01/33	21	$ 21,623
4.000%	06/01/38	411	443,251
4.000%	09/01/42	15	15,696
4.000%	09/01/42	1,515	1,673,082
4.000%	09/01/43	113	123,818
4.000%	05/01/44	139	152,511
4.000%	10/01/44	339	368,428
4.000%	03/01/45	133	144,993
4.000%	09/01/45	43	46,821
4.000%	06/01/46	658	722,406
4.000%	10/01/46	49	52,474
4.000%	11/01/46	57	63,426
4.000%	11/01/46	92	101,586
4.000%	04/01/47	105	114,061
4.000%	05/01/47	35	37,789
4.000%	05/01/47	736	796,788
4.000%	09/01/47	104	114,258
4.000%	10/01/47	615	675,071
4.000%	12/01/47	406	445,142
4.000%	01/01/57	166	184,834
4.000%	02/01/57	191	211,820
4.500%	TBA	75	78,428
4.500%	01/01/42	62	67,934
4.500%	01/01/42	137	149,934
4.500%	09/01/42	229	251,278
4.500%	06/01/44	67	72,771
4.500%	06/01/44	95	103,932
4.500%	02/01/45	273	299,744
4.500%	08/01/45	336	368,229
4.500%	11/01/45	13	14,431
4.500%	12/01/45	32	35,201
4.500%	12/01/45	41	44,322
4.500%	01/01/46	24	25,979
4.500%	02/01/46	50	54,344
4.500%	02/01/46	733	802,283
4.500%	03/01/46	16	17,639
4.500%	04/01/46	1	1,488
4.500%	05/01/46	1	1,487
4.500%	07/01/46	26	28,225
4.500%	08/01/46	4	4,602
4.500%	08/01/46	10	10,447
4.500%	08/01/46	15	16,471
4.500%	08/01/46	144	156,971
4.500%	09/01/46	6	6,190
4.500%	10/01/46	79	85,772
4.500%	10/01/46	112	121,688
4.500%	01/01/47	9	10,267
4.500%	01/01/47	19	20,487
4.500%	01/01/47	30	32,548
4.500%	01/01/47	33	35,995
4.500%	02/01/47	8	9,183
4.500%	02/01/47	17	18,335
4.500%	03/01/47	15	15,850
4.500%	06/01/47	117	127,358
4.500%	06/01/47	410	446,396
4.500%	01/01/48	279	301,471
4.500%	02/01/48	59	64,180
4.500%	02/01/48	62	67,614
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/48	71	$ 77,895
4.500%	02/01/48	105	114,575
4.500%	03/01/48	72	78,936
4.500%	04/01/48	625	678,359
4.500%	05/01/48	97	105,220
4.500%	06/01/48	187	204,252
4.500%	07/01/48	36	38,996
4.500%	08/01/48	115	125,665
4.500%	05/01/49	78	83,413
4.500%	07/01/49	95	102,325
5.000%	TBA	75	78,943
5.000%	06/01/39	48	52,949
5.000%	12/01/39	87	96,380
5.000%	01/01/40	2	2,395
5.000%	04/01/40	213	236,489
5.000%	05/01/40	16	17,541
5.000%	06/01/40	3	3,192
5.000%	06/01/40	3	3,397
5.000%	06/01/40	12	12,829
5.000%	07/01/40	3	3,264
5.000%	07/01/40	10	11,214
5.000%	08/01/40	36	39,688
5.000%	09/01/40	6	6,951
5.000%	10/01/40	21	23,714
5.000%	02/01/41	153	170,102
5.000%	05/01/41	153	169,546
5.000%	05/01/41	548	607,716
5.000%	05/01/48	83	91,304
5.000%	04/01/49	66	72,540
5.000%	04/01/49	160	177,030
5.500%	04/01/36	58	66,213
5.500%	05/01/36	33	37,417
5.500%	09/01/36	105	117,247
5.500%	08/01/37	78	88,273
5.500%	09/01/41	177	199,398
6.000%	07/01/41	123	141,476
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.881%, Floor 1.530%)
4.405%(c)	05/01/43	54	54,034
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.905%, Floor 1.530%)
4.405%(c)	04/01/43	—(r )	374
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535% (Cap 7.020%, Floor 1.535%)
2.023%(c)	06/01/43	66	66,611
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695% (Cap 7.537%, Floor 1.695%)
4.445%(c)	08/01/42	31	31,857
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750% (Cap 7.836%, Floor 1.750%)
4.335%(c)	08/01/41	29	29,222
Government National Mortgage Assoc.
2.500%	TBA	650	679,352
3.000%	TBA	8,502	8,993,154
3.000%	07/15/43	87	92,288
3.000%	01/15/44	32	34,202
3.000%	12/15/46	71	75,208
3.000%	02/15/47	129	136,302

A41

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/15/47	167	$ 176,866
3.500%	TBA	22,125	23,310,491
3.500%	12/20/47	327	349,580
4.000%	TBA	2,200	2,337,281
4.000%	12/15/40	68	73,302
4.000%	12/15/46	85	92,675
4.000%	05/15/48	108	115,220
4.000%	05/15/48	273	289,751
4.000%	11/20/48	130	138,106
4.500%	01/20/41	114	125,759
4.500%	03/20/41	17	18,332
4.500%	04/20/41	45	49,840
4.500%	09/20/43	16	17,389
4.500%	08/20/46	24	26,021
4.500%	09/20/46	20	21,441
4.500%	10/20/46	16	17,390
4.500%	11/20/46	16	17,743
4.500%	10/20/47	14	15,234
4.500%	04/20/48	880	942,938
4.500%	08/20/48	136	144,402
5.000%	TBA	50	53,164
5.000%	10/20/39	214	237,198
5.000%	04/20/48	258	279,770
5.000%	11/20/48	107	114,764
5.500%	07/20/40	419	469,361
5.500%	04/20/48	27	29,247
6.000%	09/20/38	85	96,474
6.000%	10/20/38	109	124,426

Total U.S. Government Agency Obligations (cost $147,620,837)			150,199,196
U.S. Treasury Obligation — 0.0%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	07/15/29	1	1,191
(cost $1,152)

Total Long-Term Investments (cost $890,358,949)			824,124,285

	Shares
Short-Term Investments — 37.4%
Affiliated Mutual Funds — 37.4%
PGIM Core Ultra Short Bond Fund(w)	511,504,783	511,504,783
PGIM Institutional Money Market Fund (cost $52,454,506; includes $52,334,795 of cash collateral for securities on loan)(b)(w)	52,463,766	52,379,824

Total Affiliated Mutual Funds (cost $563,959,289)		563,884,607

Value
Option Purchased*~ — 0.0%
(cost $9,891)	$ 374

Total Short-Term Investments (cost $563,969,180)	563,884,981

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—92.0% (cost $1,454,328,129)	1,388,009,266

	Shares
Securities Sold Short — (0.0)%
Common Stocks
Canada — (0.0)%
Stars Group, Inc. (The)*	14,080	(287,943)
United States — (0.0)%
Continental Resources, Inc.	1,500	(11,460)

Total Securities Sold Short (proceeds received $305,891)		(299,403)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—92.0% (cost $1,454,022,238)		1,387,709,863

Other assets in excess of liabilities(z) — 8.0%		121,348,075

Net Assets — 100.0%		$ 1,509,057,938

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International

A42

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipts
STACR	Structured Agency Credit Risk
STOXX	Stock Index of the Eurozone
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,213,493 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,274,913; cash collateral of $52,334,795 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of March 31, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 07/01/32	Put	Deutsche Bank AG	06/29/22	1.10%	6 Month JPY LIBOR(Q)	1.10%(S)	JPY	72,635	$374
(cost $9,891)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
348	5 Year U.S. Treasury Notes	Jun. 2020	$ 43,625,064	$ (1,373)
142	10 Year U.S. Treasury Notes	Jun. 2020	19,693,625	80,448
69	10 Year U.S. Ultra Treasury Notes	Jun. 2020	10,766,156	114,077
43	20 Year U.S. Treasury Bonds	Jun. 2020	7,699,688	(28,246)
189	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	41,934,375	1,302,222
251	Euro STOXX 50 Index	Jun. 2020	7,604,462	628,501
1,649	Mini MSCI EAFE Index	Jun. 2020	128,564,285	6,002,986
1,360	Mini MSCI Emerging Markets Index	Jun. 2020	57,317,200	764,638
17	Russell 2000 E-Mini Index	Jun. 2020	975,460	(94,241)
1,503	S&P 500 E-Mini Index	Jun. 2020	193,112,955	9,696,037
85	S&P/TSX 60 Index	Jun. 2020	9,835,430	(380,271)
A43

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
58	TOPIX Index	Jun. 2020	$ 7,567,914	$ 289,211
				18,373,989
Short Positions:
7	2 Year U.S. Treasury Notes	Jun. 2020	1,542,680	(923)
21	10 Year U.S. Treasury Notes	Jun. 2020	2,912,438	2,799
				1,876
				$18,375,865
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/17/20	Bank of America, N.A.	AUD	3,384	$ 1,963,082	$ 2,081,924	$118,842	$ —
Expiring 06/17/20	Bank of America, N.A.	AUD	946	628,904	582,003	—	(46,901)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	AUD	115	66,037	70,751	4,714	—
British Pound,
Expiring 04/03/20	BNP Paribas S.A.	GBP	633	786,009	786,279	270	—
Expiring 06/17/20	Bank of America, N.A.	GBP	114	140,029	141,792	1,763	—
Expiring 06/17/20	Citibank, N.A.	GBP	1,106	1,450,882	1,375,626	—	(75,256)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	GBP	1,139	1,312,187	1,416,671	104,484	—
Canadian Dollar,
Expiring 04/03/20	Deutsche Bank AG	CAD	275	194,047	195,415	1,368	—
Expiring 06/17/20	Citibank, N.A.	CAD	17,674	13,042,425	12,567,751	—	(474,674)
Expiring 06/17/20	UBS AG	CAD	4,248	2,925,662	3,020,765	95,103	—
Expiring 06/17/20	UBS AG	CAD	291	200,720	206,931	6,211	—
Euro,
Expiring 04/03/20	Bank of America, N.A.	EUR	397	425,974	437,889	11,915	—
Expiring 04/03/20	UBS AG	EUR	7,442	8,210,758	8,208,483	—	(2,275)
Expiring 06/17/20	Bank of America, N.A.	EUR	676	758,975	747,781	—	(11,194)
Expiring 06/17/20	Bank of America, N.A.	EUR	614	695,201	679,198	—	(16,003)
Expiring 06/17/20	Barclays Bank PLC	EUR	111,279	128,075,388	123,095,137	—	(4,980,251)
Expiring 06/17/20	Barclays Bank PLC	EUR	4,731	5,269,543	5,233,241	—	(36,302)
Expiring 06/17/20	Canadian Imperial Bank of Commerce	EUR	4,581	5,065,029	5,067,189	2,160	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	EUR	2,890	3,157,686	3,196,876	39,190	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	EUR	176	194,557	194,688	131	—
Expiring 06/17/20	Royal Bank of Scotland PLC	EUR	4,187	4,539,149	4,632,146	92,997	—
Japanese Yen,
Expiring 06/17/20	Bank of America, N.A.	JPY	239,647	2,230,450	2,236,164	5,714	—
Expiring 06/17/20	Bank of America, N.A.	JPY	72,568	695,950	677,138	—	(18,812)
Expiring 06/17/20	Bank of America, N.A.	JPY	5,032	49,461	46,954	—	(2,507)
Expiring 06/17/20	Goldman Sachs International	JPY	251,558	2,266,310	2,347,304	80,994	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	JPY	27,513	261,339	256,726	—	(4,613)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	JPY	5,342	49,779	49,847	68	—
New Zealand Dollar,
Expiring 06/17/20	Bank of America, N.A.	NZD	794	450,998	473,499	22,501	—
Norwegian Krone,
Expiring 06/17/20	Bank of America, N.A.	NOK	24,013	2,079,035	2,310,404	231,369	—
Singapore Dollar,
Expiring 06/17/20	Bank of America, N.A.	SGD	629	431,060	443,063	12,003	—
Expiring 06/17/20	Bank of America, N.A.	SGD	531	384,057	374,033	—	(10,024)
A44

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 06/17/20	Bank of America, N.A.	SEK	13,984	$ 1,490,044	$ 1,416,015	$ —	$ (74,029)
Expiring 06/17/20	Bank of America, N.A.	SEK	23	2,221	2,329	108	—
Expiring 06/17/20	UBS AG	SEK	12,331	1,197,378	1,248,633	51,255	—
Swiss Franc,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CHF	1,525	1,581,435	1,590,264	8,829	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CHF	1,098	1,149,880	1,144,990	—	(4,890)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CHF	1,009	1,072,416	1,052,182	—	(20,234)
				$194,494,057	$189,608,081	891,989	(5,777,965)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/17/20	Bank of America, N.A.	AUD	2,416	$ 1,448,660	$ 1,486,385	$ —	$ (37,725)
Expiring 06/17/20	Citibank, N.A.	AUD	2,029	1,169,207	1,248,293	—	(79,086)
British Pound,
Expiring 04/03/20	Royal Bank of Scotland PLC	GBP	818	1,054,524	1,016,076	38,448	—
Expiring 05/05/20	BNP Paribas S.A.	GBP	633	786,633	786,857	—	(224)
Expiring 06/17/20	Bank of America, N.A.	GBP	699	814,812	869,406	—	(54,594)
Expiring 06/17/20	Bank of America, N.A.	GBP	81	93,548	100,747	—	(7,199)
Expiring 06/17/20	Citibank, N.A.	GBP	1,312	1,592,027	1,631,846	—	(39,819)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	GBP	267	347,483	332,091	15,392	—
Canadian Dollar,
Expiring 04/03/20	HSBC Bank PLC	CAD	275	205,988	195,415	10,573	—
Expiring 05/05/20	Deutsche Bank AG	CAD	275	194,121	195,489	—	(1,368)
Expiring 06/17/20	Bank of America, N.A.	CAD	4,539	3,123,490	3,227,696	—	(104,206)
Euro,
Expiring 04/03/20	Bank of America, N.A.	EUR	10	11,024	11,030	—	(6)
Expiring 04/03/20	HSBC Bank PLC	EUR	10,123	11,134,507	11,165,611	—	(31,104)
Expiring 05/05/20	UBS AG	EUR	7,442	8,221,959	8,219,390	2,569	—
Expiring 06/17/20	Bank of America, N.A.	EUR	3,183	3,427,458	3,520,988	—	(93,530)
Expiring 06/17/20	Bank of America, N.A.	EUR	869	931,713	961,275	—	(29,562)
Expiring 06/17/20	Barclays Bank PLC	EUR	12,677	13,716,547	14,023,631	—	(307,084)
Expiring 06/17/20	Goldman Sachs International	EUR	24,138	26,672,315	26,700,695	—	(28,380)
Expiring 06/17/20	Goldman Sachs International	EUR	8,273	9,435,743	9,151,967	283,776	—
Expiring 06/17/20	Goldman Sachs International	EUR	1,110	1,203,865	1,227,608	—	(23,743)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	EUR	22,587	25,945,087	24,985,918	959,169	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	30,220	32,392,121	33,428,617	—	(1,036,496)
Expiring 06/17/20	UBS AG	EUR	304	349,728	336,280	13,448	—
Japanese Yen,
Expiring 06/17/20	Citibank, N.A.	JPY	2,479,497	24,376,544	23,136,374	1,240,170	—
Expiring 06/17/20	Citibank, N.A.	JPY	291,387	2,633,502	2,718,954	—	(85,452)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	JPY	53,718	511,410	501,247	10,163	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	JPY	4,997	45,333	46,627	—	(1,294)
New Zealand Dollar,
Expiring 06/17/20	Bank of America, N.A.	NZD	18	11,500	10,734	766	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	NZD	776	461,040	462,765	—	(1,725)
Norwegian Krone,
Expiring 06/17/20	Bank of America, N.A.	NOK	13,437	1,187,631	1,292,837	—	(105,206)
Expiring 06/17/20	Bank of America, N.A.	NOK	113	11,879	10,872	1,007	—
Expiring 06/17/20	Bank of America, N.A.	NOK	83	7,382	7,986	—	(604)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	NOK	10,380	991,120	998,709	—	(7,589)
A45

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 06/17/20	Bank of America, N.A.	SGD	323	$ 222,445	$ 227,519	$ —	$ (5,074)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	837	585,515	589,577	—	(4,062)
Swedish Krona,
Expiring 06/17/20	Bank of America, N.A.	SEK	6,020	589,000	609,583	—	(20,583)
Expiring 06/17/20	Bank of America, N.A.	SEK	4,775	511,132	483,515	27,617	—
Expiring 06/17/20	Citibank, N.A.	SEK	6,306	647,527	638,543	8,984	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SEK	9,237	937,129	935,335	1,794	—
Swiss Franc,
Expiring 06/17/20	Citibank, N.A.	CHF	2,219	2,264,921	2,313,965	—	(49,044)
Expiring 06/17/20	Credit Suisse International	CHF	1,337	1,445,398	1,394,219	51,179	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CHF	76	77,426	79,253	—	(1,827)
				$181,790,394	$181,281,925	2,665,055	(2,156,586)
						$3,557,044	$(7,934,551)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Altice FinCo SA	12/20/24	5.000%(Q)	EUR	40	$(357)	$(5,372)	$5,015	Credit Suisse International
Altice FinCo SA	12/20/24	5.000%(Q)	EUR	30	(268)	(3,284)	3,016	Credit Suisse International
					$(625)	$(8,656)	$8,031

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Altice Luxembourg SA	12/20/24	5.000%(Q)	EUR	10	5.530%	$ (224)	$ 1,146	$ (1,370)	Citibank, N.A.
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	47	7.148%	(8,186)	(6,168)	(2,018)	Barclays Bank PLC
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	10	7.148%	(1,740)	(1,029)	(711)	JPMorgan Chase Bank, N.A.
CenturyLink, Inc.	12/20/23	1.000%(Q)		152	2.901%	(9,948)	(12,223)	2,275	Barclays Bank PLC
CenturyLink, Inc.	06/20/25	1.000%(Q)		150	3.333%	(16,147)	(27,996)	11,849	Barclays Bank PLC
Chesapeake Energy Corp.	12/20/23	5.000%(Q)		146	*	(127,748)	1,363	(129,111)	Barclays Bank PLC
Chesapeake Energy Corp.	12/20/23	5.000%(Q)		97	*	(84,873)	164	(85,037)	Barclays Bank PLC
Garfunkelux Holdco 2 S.A.	12/20/24	5.000%(Q)	EUR	30	14.046%	(8,423)	—	(8,423)	Credit Suisse International
Garfunkelux Holdco 2 S.A.	12/20/24	5.000%(Q)	EUR	10	14.046%	(2,808)	(147)	(2,661)	Credit Suisse International
Garfunkelux Holdco 2 S.A.	12/20/24	5.000%(Q)	EUR	10	14.046%	(2,807)	340	(3,147)	Credit Suisse International
Garfunkelux Holdco 2 S.A.	12/20/24	5.000%(Q)	EUR	10	14.046%	(2,807)	598	(3,405)	Credit Suisse International
Intrum AB	12/20/24	5.000%(Q)	EUR	20	11.256%	(4,407)	627	(5,034)	Credit Suisse International
A46

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Tesco PLC	12/20/28	1.000%(Q)	EUR	60	1.687%	$ (3,699)	$ (5,942)	$ 2,243	Morgan Stanley & Co. International PLC
						$(273,817)	$(49,267)	$(224,550)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		49,127	6.548%	$(2,681,159)	$(3,052,170)	$(371,011)
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		85,460	1.137%	(464,277)	(552,034)	(87,757)
iTRAXX.XO.32.V1	12/20/24	5.000%(Q)	EUR	80	5.516%	9,471	(1,628)	(11,099)
						$(3,135,965)	$(3,605,832)	$(469,867)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A47

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	3,807	$ (46,481)	$—	$ (46,481)
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	11,517	(38,228)	—	(38,228)
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	69,620	(11,143,282)	—	(11,143,282)
MSCI US REIT Index(Q)	3 Month LIBOR minus 45bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	4	(52,068)	—	(52,068)
MSCI US REIT Index(Q)	3 Month LIBOR minus 45bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	19,648	(356,510)	—	(356,510)
MSCI US REIT Index(Q)	3 Month LIBOR plus 22bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	176,040	(45,093,426)	—	(45,093,426)
					$(56,729,995)	$—	$(56,729,995)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A48